DECEMBER 31, 2001


                                   SEMI-ANNUAL
                                     REPORT




                                 CITIZENS CORE GROWTH FUND(SM)


                                 CITIZENS EMERGING GROWTH FUND(R)


                                 CITIZENS SMALL CAP CORE
                                 GROWTH FUND(SM)


                                 CITIZENS GLOBAL EQUITY FUND(R)


                                 CITIZENS INTERNATIONAL
                                 GROWTH FUND(SM)


                                 CITIZENS INCOME FUND(R)


                                 CITIZENS MONEY MARKET FUND(SM)




                                                          [LOGO]CITIZENS
                                                          FUNDS(R)

[PHOTO]
JOHN L. SHIELDS
PRESIDENT


Dear Shareholder:

There is no question in any investor's mind that 2001 was a challenging year. Even after a total of 11 Fed rate cuts for the year, the U.S. economy could not recover from weak corporate profits posted earlier in the year and the shock to the economy inflicted by the events of September 11th. The Dow Jones Industrial Average closed down 5.44% for the year ended December 31, 2001, and the Standard and Poor's 500 Stock Index dropped 11.90% over the same period.(1)

Despite a challenging year, Citizens Funds has heartening news to report. On September 24, 2001, we launched the Citizens Value Fund, formerly the Meyers Pride Value Fund. Under the ongoing leadership of Shelly J. Meyers, the fund continues to be a strong performer. What's more, the Citizens Small Cap Core Growth Fund and the Citizens Core Growth Fund both ranked well against their peers, according to Morningstar, Inc.

I would like to encourage you to take a closer look at the financial reports of your investments. Inside, you will find a detailed portfolio commentary from each of Citizens Funds' investment team leaders, followed by the fund's financial reports for the six-month period ended December 31, 2001. Due to different reporting periods, the Citizens Value Fund is not included in this Semi-Annual Report.

Looking forward to 2002, I believe the economy is showing signs of healing. The last six months have been focused on preparing Citizens for the future by strengthening our research teams and positioning our portfolios to take advantage of the anticipated economic recovery. Low oil prices, low interest rates, low business inventories and improving consumer confidence all bode well for investing in the months ahead. At Citizens, we will continue to work diligently to maximize returns for our shareholders by investing in companies that we believe are fundamentally strong and socially responsible.

Best Regards,


/s/ John L. Shields

John L. Shields
President


(1) SOURCE: WALL STREET JOURNAL, WEDNESDAY JANUARY 2, 2002

INVESTMENTS IN THE CITIZENS SMALL CAP CORE GROWTH FUND INVOLVE UNIQUE RISKS, AS SMALL-AND MEDIUM-SIZED COMPANIES MAY HAVE INEXPERIENCED MANAGEMENT, LIMITED PRODUCT LINES, A DIFFICULT TIME OBTAINING FINANCING OR MARKET SHARE, AND THEIR SHARES MAY BE MORE VOLATILE AND NOT TRADED AS FREQUENTLY OR IN AS LARGE A VOLUME AS LARGER COMPANIES.

PLEASE CALL 800.223.7010 FOR A PROSPECTUS THAT CONTAINS COMPLETE DETAILS OF FEES AND EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

DISTRIBUTED BY CITIZENS SECURITIES, INC., PORTSMOUTH, NH 03801

                   IN THIS REPORT


               1   PRESIDENTS LETTER

               4   CITIZENS CORE GROWTH FUND

               16  CITIZENS EMERGING GROWTH FUND

               27  CITIZENS SMALL CAP CORE GROWTH FUND

               36  CITIZENS GLOBAL EQUITY FUND

               49  CITIZENS INTERNATIONAL GROWTH FUND

               59  CITIZENS INCOME FUND

               69  CITIZENS MONEY MARKET FUND

               78  NOTES TO FINANCIAL STATEMENTS

                  CITIZENS CORE GROWTH FUND

                  SHARE CLASS TICKER SYMBOLS:
                  STANDARD       INSTITUTIONAL     ADMINISTRATIVE
                  WAIDX          WINIX             CGADX



AVERAGE ANNUAL TOTAL RETURNS (%) as of December 31, 2001

                                                                    SINCE
                          6 MONTHS      1 YEAR       5 YEARS      INCEPTION
STANDARD SHARES            -8.68        -18.22         9.74         13.87

INSTITUTIONAL SHARES       -8.36        -17.68        10.53         12.93

ADMINISTRATIVE SHARES      -8.49        -17.89          N/A        -18.97


MANAGER COMMENTARY

2001 started strong as the Federal Reserve (Fed) made the first of eleven rate cuts for the year. However, despite this positive sign for equities, markets soured as the United States economy began to deteriorate, worrying investors about the profit outlook for corporations. As layoffs continued to grow, business and consumer confidence slipped, and corporations reported dismal quarterly earnings. The National Bureau of Economic Research released a report stating the U.S. economy had officially entered a recession in March. Within this environment, the Citizens Core Growth Fund, Standard shares, returned -8.68%, underperforming its benchmark, the S&P 500 Index, which returned -5.56% for the six-month period ended December 31, 2001.

In reviewing the performance of the fund over this six-month period, it should be noted that performance improved significantly from the third to the fourth quarter. During the three-month period ended September 30, 2001, the Citizens Core Growth Fund, Standard shares, returned -18.04%, underperforming the S&P 500 Index, which returned -14.68%. However, in the fourth quarter the Citizens Core Growth Fund, Standard shares, returned 11.42% versus the S&P 500 Index return of 10.69%.

An overweighting in consumer cyclicals along with the addition of fundamentally strong companies to the fund, and under-


[SIDENOTE]
[PHOTO]

SOPHIA COLLIER
TEAM LEADER OF THE CITIZENS CORE GROWTH FUND SINCE ITS INCEPTION, MARCH 1995.

GOAL: Long-term capital appreciation

STRATEGY: Invests mainly in the securities in the Citzens Index(SM), a market-weighted index of approximately 100 companies.

INCEPTION DATE:
Standard Shares
03/03/95

Institutional Shares
01/25/96

Administrative Shares
02/04/00
weightings in the capital goods, energy, and transportation sectors were positive contributors to performance over the last six months. The best performing stock for the fund was Immunex Corp., a biopharmaceutical company dedicated to developing immune system science to protect human health. The stock advanced based on news of acquisition by Amgen, the number one biotechnology firm based on market capitalization, during the fourth quarter.

In the consumer cyclicals sector, an exposure to discount, low-cost apparel, and specialty retailers benefited the fund's performance. These companies included Best Buy, TJX Companies and Target Corp. The stocks benefited from a slowing economy as consumers, still wanting to spend money, chose high quality and local discount stores as their primary destinations. In addition, the stocks of these companies did extremely well over the last six months as they were able to meet Wall Street's lowered earnings expectations.

The fund's underweighting in the transportation sector, specifically in the airlines and tourism industries, contributed to positive sector performance relative to its benchmark. The fundamental analysis and social screens that are employed in our research process limited the fund's exposure to these groups, which were dramatically affected by the tragic events of September 11.

Relative to the S&P 500 Index, the overweighting in technology and slight overweighting in consumer staples were responsible for most of the underperformance of the fund during the last six months. The slowdown in advertising hurt broadcasting companies such as AOL Time Warner and Clear Channel Communications, as revenues slowed and outlooks were cloudy on when a rebound would occur. In technology, especially during the third quarter, all sectors were affected as software, data storage, semiconductors, networking and PC makers faced declining price forecasts. This was compounded by a continued slowdown in IT spending and a general sell-off in the sector. The fourth quarter saw a rebound in high quality names within the technology sector as most of the securities were able to reach their pre-September 11 prices.

An overweighting in the financial sector, especially a slight exposure to consumer financial services, as well as capital markets, also hurt performance in the last six months. As the economy deteriorated and layoffs increased, there were a rising number of bad-loan losses and delinquencies from the consumer financial services companies. Capital markets companies suffered from the slowdown in trading which affected corporate earnings. A strategy of decreasing exposure to these areas post September 11 lessened the negative impact it could have had on the fund.

Looking ahead, we believe the time for excessive gloom has passed, that fiscal and monetary policy will continue to pump air into the economy, and that stocks will eventually move up in anticipation of a recovery. In addition, we think the Fed should be ending its easing policy and will adopt a neutral stance over the next year. Combining that with low inflation and improving company fundamentals, we believe that an economic recovery will occur in the early second half of 2002. While the economic environment looks to be difficult at the moment, we believe our strategy of investing in large, well-established and high-quality U.S. companies will prove to be effective and reward our shareholders over time.




PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN CITIZENS FUNDS MUTUAL FUNDS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COSTS. FEE WAIVERS ARE CURRENTLY IN EFFECT AND HAVE BEEN INSTITUTED IN THE PAST TO MAINTAIN EXPENSE LIMITS, WITHOUT WHICH RETURNS WOULD HAVE BEEN LOWER.

THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE COMMON STOCK OF 500 OF THE LARGEST COMPANIES IN THE U.S. STOCK MARKET. DIRECT INVESTMENT CAN NOT BE MADE IN THIS INDEX.

CITIZENS CORE GROWTH FUND
PORTFOLIO HOLDINGS - AS OF DECEMBER 31, 2001  ($ x 1,000)
(UNAUDITED)

SECURITY                                           SHARES      VALUE ($)
------------------------------------------------------------------------
COMMON STOCKS - 98.5%

AIR FREIGHT - 0.5%
FedEx Corp.(b)                                     46,060         2,390

AIRLINES - 0.4%
Southwest Airlines Co.                            114,805         2,122

BANKS - 6.6%
Bank of America Corp.                             241,000        15,170
Bank of New York Co., Inc.                        110,800         4,521
Comerica, Inc.                                     27,050         1,550
Fifth Third Bancorp                                86,250         5,289
Mellon Financial Corp.                             72,000         2,709
State Street Corp.                                 49,200         2,571
Suntrust Banks, Inc.                               44,300         2,778
                                                             ----------
                                                                 34,588
                                                             ----------
BIOTECHNOLOGY - 2.5%
Amgen, Inc.(b)                                    157,000         8,861
Cephalon, Inc.(b)                                   7,000           529
Genzyme Corp.(b)                                   31,000         1,856
Invitrogen Corp.(b)                                 8,000           495
MedImmune, Inc.(b)                                 32,000         1,483
                                                             ----------
                                                                 13,224
                                                             ----------
BROADCASTING - 2.5%
Clear Channel
   Communications, Inc.(b)                         88,138         4,487
Comcast Corp.(b)                                  141,700         5,101
Cox Communications, Inc.(b)                        85,900         3,600
                                                             ----------
                                                                 13,188
                                                             ----------
CHEMICALS - 0.6%
Air Products & Chemical, Inc.                      34,500         1,618
Praxair, Inc.                                      24,400         1,348
                                                             ----------
                                                                  2,966
                                                             ----------
COMMUNICATIONS EQUIPMENT - 3.7%
Cisco Systems, Inc.(b)                          1,005,900        18,216
Juniper Networks, Inc.(b)                          49,000           929
                                                             ----------
                                                                 19,145
                                                             ----------
COMPUTERS - 11.6%
Brocade Communications
   Systems, Inc.(b)                                34,000         1,126
Computer Associates
   International, Inc.                             86,212         2,973
Dell Computer Corp.(b)                            391,100        10,630
International Business
   Machines Corp.                                 128,000        15,483
Microsoft Corp.(b)                                336,800        22,314
Sun Microsystems, Inc.(b)                         490,000         6,027
Veritas Software Corp.                             60,000         2,690
                                                             ----------
                                                                 61,243
                                                             ----------
CONSUMER FINANCE - 1.6%
Household International, Inc.                      69,800         4,044
MBNA Corp.                                        128,312         4,517
                                                             ----------
                                                                  8,561
                                                             ----------
DISTRIBUTION - 0.5%
Sysco Corp.                                       101,200         2,653

ELECTRICAL EQUIPMENT - 0.7%
Emerson Electric Co.(b)                            64,000         3,654

ELECTRONICS - 6.0%
Agilent Technologies, Inc.(b)                      68,582         1,955
Applied Materials, Inc.(b)                        122,000         4,892
Intel Corp.                                       456,200        14,348
Micron Technology, Inc.(b)                         89,200         2,765
Texas Instruments, Inc.                           260,900         7,305
                                                             ----------
                                                                 31,265
                                                             ----------
ENERGY & UTILITIES - 2.9%
Anadarko Petroleum Corp.                           38,000         2,160
Apache Corp.                                       20,900         1,042
Baker Hughes, Inc.                                 50,000         1,824
Burlington Resources, Inc.(b)                      32,000         1,201
Conoco, Inc.                                       94,000         2,660
El Paso Corp.                                      76,600         3,418
Mirant Corp.(b)                                    51,000           817
The Williams Cos., Inc.                            77,000         1,965
Vulcan Power Co.,
   Class A(b),(c)                                  40,000             0
                                                             ----------
                                                                 15,087
                                                             ----------
ENTERTAINMENT - 5.6%
AOL Time Warner, Inc.(b)                          538,350        17,281
Viacom, Inc.(b)                                   267,424        11,807
                                                             ----------
                                                                 29,088
                                                             ----------
FINANCIAL - DIVERSIFIED - 6.6%
Citigroup, Inc.                                   409,000        20,645
Fannie Mae                                        150,700        11,981
USA Education, Inc.                                25,000         2,101
                                                             ----------
                                                                 34,727
                                                             ----------


                               See Financial Notes

SECURITY                                           SHARES      VALUE ($)
------------------------------------------------------------------------
FOODS - 2.5%
PepsiCo, Inc.                                     266,000        12,952

HEALTH CARE - 14.8%
Biomet, Inc.                                       40,475         1,251
Cardinal Health, Inc.                              67,500         4,365
Eli Lilly & Co.                                   169,000        13,273
Guidant Corp.(b)                                   46,300         2,306
Immunex Corp.(b)                                   80,000         2,217
Johnson & Johnson, Inc.                           274,948        16,249
King Pharmaceuticals, Inc.(b)                      36,666         1,545
Medtronic, Inc.                                   181,338         9,286
Pfizer, Inc.                                      512,000        20,403
Quest Diagnostics, Inc.(b)                         14,000         1,004
Tenet Healthcare Corp.(b)                          49,000         2,877
UnitedHealth Group, Inc.                           48,000         3,397
                                                             ----------
                                                                 78,173
                                                             ----------
INSURANCE - 3.7%
American International
   Group, Inc.                                    190,934        15,161
Marsh & McLennan
   Cos., Inc.                                      41,000         4,405
                                                             ----------
                                                                 19,566
                                                             ----------
INVESTMENT BANKING & BROKERAGE - 1.7%
Lehman Brothers
   Holdings, Inc.                                  37,000         2,472
The Goldman
   Sachs Group, Inc.                               72,000         6,678
                                                             ----------
                                                                  9,150
                                                             ----------
LEISURE - 0.5%
Harley-Davidson, Inc.                              45,800         2,487

MACHINERY - 0.3%
Deere & Co.                                        35,800         1,563

MANUFACTURING - 0.8%
Illinois Tool Works, Inc.                          46,000         3,116
Parker Hannifin Corp.(b)                           18,000           826
                                                             ----------
                                                                  3,942
                                                             ----------
OFFICE EQUIPMENT & SUPPLIES - 0.3%
Pitney Bowes, Inc.                                 37,000         1,392

PERSONAL CARE - 0.3%
Avon Products, Inc.                                35,900         1,669

PUBLISHING - 0.9%
Gannett Co., Inc.(b)                               40,000         2,690
McGraw-Hill Cos., Inc.                             29,000         1,768
                                                             ----------
                                                                  4,458
                                                             ----------
REAL ESTATE INVESTMENT &
MANAGEMENT - 0.4%
Equity Office Properties Trust                     61,000         1,835

RETAIL - 10.5%
Bed Bath & Beyond, Inc.(b)                         43,000         1,458
Best Buy & Co., Inc.(b)                            31,300         2,331
Costco Wholesale Corp.(b)                          67,400         2,991
The Gap, Inc.                                     129,237         1,802
Home Depot, Inc.                                  351,100        17,909
Kohl's Corp.(b)                                    50,000         3,522
Kroger Co.(b)                                     121,500         2,536
Lowe's Cos., Inc.                                 115,800         5,374
May Department Stores Co.                          45,050         1,666
Safeway, Inc.(b)                                   76,000         3,173
Target Corp.                                      135,000         5,542
The TJX Cos., Inc.                                 42,100         1,678
Walgreen Co.                                      152,900         5,147
                                                             ----------
                                                                 55,129
                                                             ----------
SAVINGS & LOAN COMPANIES - 1.1%
Golden West Financial Corp.                        24,200         1,424
Washington Mutual, Inc.                           131,651         4,305
                                                             ----------
                                                                  5,729
                                                             ----------
SERVICES - 1.4%
First Data Corp.                                   59,000         4,628
Omnicom Group, Inc.                                28,000         2,502
                                                             ----------
                                                                  7,130
                                                             ----------
TELECOMMUNICATIONS - 7.0%
Ciena Corp.                                        49,000           701
QUALCOMM, Inc.(b)                                 114,000         5,757
SBC Communications, Inc.                          388,264        15,208
Verizon
   Communications, Inc.                           320,900        15,230
                                                             ----------
                                                                 36,896
                                                             ----------
TOTAL COMMON STOCKS                                             515,972
Cost: $411,647


                               See Financial Notes

SECURITY                                       PRINCIPAL
  RATE, MATURITY DATE                          AMOUNT ($)     VALUE ($)
-----------------------------------------------------------------------
REPURCHASE AGREEMENTS - 1.9%

Fifth Third Bank, Inc.,
   1.47%, 01/02/02
   (collateralized by
   Government National
   Mortage Association
   security)                                        9,701         9,701
Cost: $9,701
                                                             ----------
TOTAL INVESTMENTS - 100.4%                                      525,673
Cost: $421,348(a)
LIABILITIES IN EXCESS OF
OTHER ASSETS - (0.4)%                                            (2,068)
                                                             ----------
NET ASSETS - 100.0%                                            $523,605
                                                             ==========

(a) Aggregate cost for federal income tax purposes is substantially the same.
(b) Non-income producing security.
(c) On December 31, 2001, the fund owned the following restricted security constituting 0.00% of net assets which may not be publicly sold without registration under the Securities Act of 1933. This security is valued at its fair value as determined in good faith under consistently applied procedures under the general supervision of the Trust's Board of Trustees. Additional information on the security is as follows:

    DESCRIPTION                                  ACQUISITION DATE             COST      VALUE
    ------------------------------------------------------------------------------------------
    Vulcan Power Company, Class A                March 3, 1995               $ 300      $   0



                               See Financial Notes

CITIZENS CORE GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES -- AS OF DECEMBER 31, 2001
(UNAUDITED)

ASSETS

Investments, at value (cost $421,348,395)                             $  525,673,046
   Receivables:
     Interest and dividends                                                  161,005
                                                                      --------------
   Total assets                                                          525,834,051

LIABILITIES
   Payables:
     Investment management fees                                              639,436
     Administrative fees                                                     158,230
     Shareholder service fees                                                332,209
     Distribution expenses                                                   338,712
     Other accrued expenses                                                  760,242
                                                                      --------------
   Total liabilities                                                       2,228,829
                                                                      --------------
   NET ASSETS (TOTAL ASSETS MINUS TOTAL LIABILITIES)                  $  523,605,222
                                                                      ==============
NET ASSETS

Standard Shares:
   Net assets                                                         $  412,833,904
   Number of shares outstanding                                           20,432,674
   Net asset value, offering and redemption price per share           $        20.20

Institutional Shares:
   Net assets                                                         $  108,496,987
   Number of shares outstanding                                            6,597,687
   Net asset value, offering and redemption price per share           $        16.44

Administrative Shares:
   Net assets                                                         $    2,274,331
   Number of shares outstanding                                              111,576
   Net asset value, offering and redemption price per share           $        20.38

Net assets consist of:
   Paid-in capital                                                    $  511,676,389
   Accumulated net investment loss                                          (619,749)
   Dividends in excess of accumulated realized gains/losses              (91,776,069)
   Net unrealized appreciation on investments                            104,324,651
                                                                      --------------
NET ASSETS                                                            $  523,605,222
                                                                      ==============


                               See Financial Notes

CITIZENS CORE GROWTH FUND
STATEMENT OF OPERATIONS-- FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
(UNAUDITED)

INVESTMENT INCOME
   Interest                                                           $      219,113
   Dividend                                                                2,399,448
                                                                      --------------
   Total investment income                                                 2,618,561

EXPENSES
   Investment management fees                                              1,346,965
   Administrative fees                                                       272,608
   Distribution expenses:
     Standard shares                                                         531,765
     Administrative shares                                                     2,469
   Shareholder service fees:
     Standard shares                                                         542,727
     Institutional shares                                                        565
     Administrative shares                                                        45
   Transfer agent fees:
     Standard shares                                                         465,343
     Institutional shares                                                      8,547
     Administrative shares                                                     2,903
   Accounting expenses                                                       109,282
   Custody expenses                                                           35,434
   Other expenses                                                            257,688
                                                                      --------------
   Total expenses before reimbursements and credits                        3,576,341
   Reimbursements                                                           (337,999)
   Custody credits                                                               (32)
                                                                      --------------
   Net expenses                                                            3,238,310
                                                                      --------------
NET INVESTMENT LOSS                                                   $     (619,749)
                                                                      --------------

REALIZED AND UNREALIZED LOSSES FROM INVESTMENTS
   Realized losses on investments                                     $  (40,446,724)
   Change in unrealized appreciation/depreciation on investments         (11,602,229)
                                                                      --------------
   Net realized and unrealized losses on investments                  $  (52,048,953)

CHANGE IN NET ASSETS FROM OPERATIONS                                  $  (52,668,702)
                                                                      ==============


                              See Financial Notes

CITIZENS CORE GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                        FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                                            12/31/01 (UNAUDITED)              06/30/01
-------------------------------------------------------------------------------------------------------
OPERATIONS
   Net investment loss                                        $        (619,749)    $       (3,551,470)
   Realized losses on investments                                   (40,446,724)           (43,193,436)
   Change in unrealized
   appreciation/depreciation on investments                         (11,602,229)          (202,298,670)
                                                              ----------------------------------------
   Net decrease in net assets from operations                       (52,668,702)          (249,043,576)


DIVIDENDS TO SHAREHOLDERS
   From net realized gains on investments:
     Standard shares                                                         --            (27,433,879)
     Institutional shares                                                    --             (9,102,536)
     Administrative shares                                                   --                (13,878)
                                                              ----------------------------------------
   Total dividends                                                           --            (36,550,293)

Increase/decrease in net assets from
   capital transactions                                             (22,381,032)             4,050,169

CHANGE IN NET ASSETS                                          $     (75,049,734)    $     (281,543,700)
                                                              ========================================

NET ASSETS
   Beginning of period                                              598,654,956            880,198,656
                                                              ----------------------------------------
   End of period                                              $     523,605,222     $      598,654,956
                                                              ========================================
   Accumulated net investment loss                                     (619,749)                    --



                               See Financial Notes

CITIZENS CORE GROWTH FUND
FINANCIAL HIGHLIGHTS

                                           FOR THE SIX MONTHS ENDED                     FOR THE YEARS ENDED
STANDARD SHARES                                12/31/01 (UNAUDITED)      06/30/01   06/30/00   06/30/99   06/30/98   06/30/97
------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net asset value,
beginning of period                                          $22.12        $32.59     $30.52     $23.46     $18.04     $13.41

Income/loss from investment operations:
   Net investment loss                                        (0.04)        (0.16)     (0.22)     (0.15)     (0.07)        --
   Net realized and
     unrealized gains/losses
     from investments                                         (1.88)        (9.01)      4.08       7.52       6.44       4.78
                                                        ----------------------------------------------------------------------
Total from
investment operations                                         (1.92)        (9.17)      3.86       7.37       6.37       4.78

Less dividends
to shareholders:
   From net investment income                                    --            --         --         --         --      (0.06)
   From net realized gains                                       --         (1.30)     (1.79)     (0.31)     (0.95)     (0.09)
                                                        ----------------------------------------------------------------------
Total dividends                                                  --         (1.30)     (1.79)     (0.31)     (0.95)     (0.15)
                                                        ----------------------------------------------------------------------
Net asset value,
end of period                                                $20.20        $22.12     $32.59     $30.52     $23.46     $18.04
                                                        ======================================================================
Total Return (%)                                              (8.68)(1)    (28.42)     12.82      31.58      36.50      35.88


 RATIOS AND
 SUPPLEMENTAL DATA

Net assets, end of period
   ($ x 1,000)                                             $412,834      $472,779   $699,399   $578,286   $341,395   $211,116
Ratio of expenses to
   average net assets,
   net of reimbursement (%)                                    1.34(2)       1.34       1.49       1.58       1.59       1.59
Ratio of net investment income/
   loss to average net assets (%)                             (0.37)(2)     (0.62)     (0.75)     (0.68)     (0.39)      0.02
Ratio of expenses to
   average net assets prior
   to reimbursement (%)                                        1.47(2)       1.42       1.52       1.58       1.59       1.59
Portfolio turnover rate (%)                                   33.17         44.95      20.04      18.04      13.64      18.64

(1) NOT ANNUALIZED.
(2) ANNUALIZED.

                              See Financial Notes

CITIZENS CORE GROWTH FUND
FINANCIAL HIGHLIGHTS

                                          FOR THE SIX MONTHS ENDED                      FOR THE YEARS ENDED
INSTITUTIONAL SHARES                           12/31/01 (UNAUDITED)      06/30/01   06/30/00   06/30/99   06/30/98   06/30/97
------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net asset value,
beginning of period                                          $17.94        $26.59     $25.02     $19.13     $14.84     $11.00

Income/loss from investment operations:
   Net investment income                                       0.02          0.01         --       0.01       0.11       0.08
   Net realized and
     unrealized gains/losses
     from investments                                         (1.52)        (7.36)      3.36       6.19       5.21       3.94
                                                        ----------------------------------------------------------------------
Total from
investment operations                                         (1.50)        (7.35)      3.36       6.20       5.32       4.02

Less dividends
to shareholders:
   From net investment income                                    --            --         --         --      (0.08)     (0.09)
   From net realized gains                                       --         (1.30)     (1.79)     (0.31)     (0.95)     (0.09)
                                                        ----------------------------------------------------------------------
Total dividends                                                  --         (1.30)     (1.79)     (0.31)     (1.03)     (0.18)
                                                        ----------------------------------------------------------------------
Net asset value,
end of period                                                $16.44        $17.94     $26.59     $25.02     $19.13     $14.84
                                                        ======================================================================
Total Return (%)                                              (8.36)(1)    (27.98)     13.67      32.62      37.38      36.93


RATIOS AND
SUPPLEMENTAL DATA

Net assets, end of period
   ($ x 1,000)                                             $108,497      $123,912   $180,779    $98,705    $31,673    $13,001
Ratio of expenses to
   average net assets,
   net of reimbursement (%)                                    0.68(2)       0.68       0.74       0.83       0.88       0.88
Ratio of net investment income
   to average net assets (%)                                   0.29(2)       0.04       0.00       0.05       0.28       0.76
Ratio of expenses to
   average net assets prior
   to reimbursement (%)                                        0.77(2)       0.74       0.74       0.83       0.88       0.88
Portfolio turnover rate (%)                                   33.17         44.95      20.04      18.04      13.64      18.64


(1) NOT ANNUALIZED.
(2) ANNUALIZED.

                              See Financial Notes

                                            FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED       FROM 02/04/00(1)
ADMINISTRATIVE SHARES                          12/31/01  (UNAUDITED)                 06/30/01         TO 06/30/00
--------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net asset value,
beginning of period                                           $22.27                   $32.66              $32.09

Income/loss from investment operations:
   Net investment loss                                            --(2)                 (0.03)(3)           (0.01)
   Net realized and
     unrealized gains/losses
     from investments                                          (1.89)                   (9.06)               0.58
                                                   -----------------------------------------------------------------

Total from
investment operations                                          (1.89)                   (9.09)               0.57

Less dividends
to shareholders:
   From net realized gains                                        --                    (1.30)                 --
                                                   -----------------------------------------------------------------

Net asset value,
end of period                                                 $20.38                   $22.27              $32.66
                                                   =================================================================
Total Return (%)                                               (8.49)(4)               (28.11)               1.78(4)


RATIOS AND
SUPPLEMENTAL DATA

Net assets, end of period
   ($ x 1,000)                                                $2,274                   $1,964                 $21
Ratio of expenses to
   average net assets,
   net of reimbursement (%)                                     0.94(5)                  0.94                0.99(5)
Ratio of net investment loss
    to average net assets (%)                                   0.02(5)                 (0.14)              (0.27)(5)
Ratio of expenses to
   average net assets prior
   to reimbursement (%)                                         1.30(5)                  5.63              101.59(5)
Portfolio turnover rate (%)                                    33.17                    44.95               20.04

(1) COMMENCEMENT OF OPERATIONS.
(2) LESS THAN $0.005 PER SHARE.
(3) BASED ON AVERAGE SHARES OUTSTANDING.
(4) NOT ANNUALIZED.
(5) ANNUALIZED.


                              See Financial Notes

CITIZENS EMERGING GROWTH FUND


SHARE CLASS TICKER SYMBOLS:
STANDARD        INSTITUTIONAL     ADMINISTRATIVE
WAEGX           CEGIX             CGRDX


AVERAGE ANNUAL TOTAL RETURNS (%) as of December 31, 2001

                                                                               SINCE
                                  6 MONTHS       1 YEAR        5 YEARS       INCEPTION
---------------------------------------------------------------------------------------
STANDARD SHARES                    -13.55        -32.96         13.45          16.00
INSTITUTIONAL SHARES               -13.28        -32.55          N/A           -7.54
ADMINISTRATIVE SHARES              -13.36        -32.76          N/A          -21.27

MANAGER COMMENTARY

In the first two quarters of 2001 we were skirting a recession, courtesy of resilient consumers, but in the second half, we fell into a recession driven by spending pullbacks of worried consumers and businesses. The economic impacts of the September 11 attacks were widespread, ranging from supply chain disruptions to retail spending to advertising and even to media product delays. In addition, a sharp economic contraction occurred in the third quarter. Corporate profit growth, which we had expected would trough in the second quarter, declined further. Remarkably, stocks staged a strong rally in the fourth quarter of 2001, and recovered most of the losses they suffered after September 11. During the six-month period ended December 31, 2001, the Citizens Emerging Growth Fund, Standard shares, returned -13.55%, lagging the S&P MidCap 400 Index, which returned -1.56%.

Over the last six months, growth investing continued to be penalized, as price/earnings (P/E) multiples deflated and new growth industries such as the Internet and alternative telecommunications fizzled. Value investing, which is defined as investing in asset rich companies, companies with low P/E multiples or turn around situations, has lost less during the bear market. Despite this difficult market environment, we


[SIDENOTE]
[GRAPHIC]
RICHARD LITTLE,
CFA TEAM LEADER OF THE CITIZENS EMERGING GROWTH FUND SINCE ITS INCEPTION, FEBRUARY 1994.

GOAL: Aggressive growth

STRATEGY: Invests mainly in stocks of young, growing, medium-capitalization companies.

INCEPTION DATES:

Standard Shares
02/08/94

Institutional Shares
11/01/99

Administrative Shares
02/04/00
believe the case for growth stocks is now more compelling than ever, since many of these companies can be bought at more reasonable prices. Close attention to the progress of cost cutting initiatives, new product growth and existing business trends is essential as is the willingness to sell companies if their stock prices surge ahead of their fundamentals, or if their business outlook deteriorates.

As always, we favored companies that have shown earnings acceleration, that have quality, sustainable earnings, maintain a reasonable valuation, and have credible, motivated management teams. In general, our top three sector weightings were in technology, health care, and consumer cyclicals. We decreased our overall technology weighting throughout the third quarter and have since increased it. The opposite is true for the health care sector, while the consumer cyclicals sector weighting remained relatively constant. We continue to analyze the visibility of business operations and future earnings streams, and are focusing on those sectors, industries, and companies that display it.

During the past six months, the fund's health care, consumer discretionary, and capital goods sectors outperformed the S&P MidCap 400 Index in absolute returns. While stock price movements in periods like this were driven more by sentiment than by fundamentals, these sectors showed the strongest earnings acceleration and earnings visibility over the time period and were the relative outperformers in the portfolio.

During the past six months, the fund's technology, consumer cyclicals, and consumer staples sectors were relative underperformers. During the third quarter, technology stocks were negatively affected by sector rotation out of the group into those sectors with more stable, predictable earnings streams while the capital goods and communications services stocks were negatively affected by general economic concerns. The five worst performing securities in order of negative contribution to return were: Adelphia Communications Corp., Peregrine Systems Inc., Nextel Partners, Inc., Emulex Corp., and Cendant Corp. Adelphia Communications is a cable operator whose stock suffered from concerns regarding the implementation of it's high speed networks. The other four companies were hurt from sector rotation and concerns over missed earnings reports.

Looking ahead, the stock market's sharp rebound since September suggests that recovery may be at hand. Historically, the market regularly rallies three to six months prior to a recession's end. We think inventory replenishment and business spending will probably lead the upturn, but will not display much vigor, given the drubbing that corporate profits have endured of late. We believe consumer spending, which comprises two-thirds of the economy, will grow very modestly. Though we believe the worst of the slump is behind us, the recovery may be so tepid that it could feel less like a rebound than a continuation of this downturn.

Much like the recovery from the last recession, which was slow and characterized by ongoing corporate cost cutting, this recovery may benefit from a patient Federal Reserve (Fed) policy. Without an inflation problem, we believe low interest rates and stimulative monetary policy will characterize the Fed policy for an extended period. Within this environment, corporate profits may tend to accelerate in 2002, as the economy strengthens and the effects of 2001's brutal cost cutting are left behind. With corporate profit improvement and the surge of liquidity provided by the Fed, stocks should provide positive returns for the year. We believe the fundamentally strong and socially responsible equities we have traditionally favored will be among those that do well.




PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN CITIZENS FUNDS MUTUAL FUNDS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COSTS. FEE WAIVERS ARE CURRENTLY IN EFFECT AND HAVE BEEN INSTITUTED IN THE PAST TO MAINTAIN EXPENSE LIMITS, WITHOUT WHICH RETURNS WOULD HAVE BEEN LOWER.

INVESTMENTS IN THE CITIZENS EMERGING GROWTH FUND INVOLVE UNIQUE RISKS, AS SMALL- AND MEDIUM-SIZED COMPANIES MAY HAVE INEXPERIENCED MANAGEMENT, LIMITED PRODUCT LINES, A DIFFICULT TIME OBTAINING FINANCING OR MARKET SHARE, AND THEIR SHARES MAY BE MORE VOLATILE AND NOT TRADED AS FREQUENTLY OR IN AS LARGE A VOLUME AS LARGER COMPANIES.

THE S&P MIDCAP 400 INDEX IS AN UNMANAGED INDEX OF COMMON STOCKS OF MID-SIZE COMPANIES IN THE U.S. STOCK MARKET. DIRECT INVESTMENT CANNOT BE MADE IN THIS INDEX.

CITIZENS EMERGING GROWTH FUND
PORTFOLIO HOLDINGS -- AS OF DECEMBER 31, 2001 ($ x 1,000)
(UNAUDITED)

SECURITY                                           SHARES      VALUE ($)
------------------------------------------------------------------------
COMMON STOCKS - 95.7%

BIOTECHNOLOGY - 6.5%
Allergan, Inc.                                     98,400          7,385
Genzyme Corp.(b)                                  152,000          9,099
                                                              ----------
                                                                  16,484

BROADCASTING - 2.5%
Univision
   Communications, Inc.(b)                        157,980          6,392

COMMUNICATIONS EQUIPMENT - 2.0%
Juniper Networks, Inc.(b)                         270,100          5,118

COMPUTERS - 6.1%
Brocade Communications
   Systems, Inc.(b)                               218,000          7,220
SunGard Data
   Systems, Inc.(b)                               283,200          8,193
                                                              ----------
                                                                  15,413

ELECTRICAL EQUIPMENT - 4.0%
SPX Corp.(b)                                       73,650         10,083

ELECTRONICS - 20.9%
Altera Corp.(b)                                   356,200          7,559
ATI Technologies, Inc.(b)                         217,560          2,763
Atmel Corp.(b)                                    882,800          6,506
Jabil Circuit, Inc.(b)                            311,380          7,075
LSI Logic Corp.(b)                                470,400          7,423
Marvel Technology
   Group, Ltd.(b)                                  94,000          3,367
Microchip
   Technology, Inc.(b)                            176,160          6,824
RF Micro Devices, Inc.(b)                         254,000          4,884
Semtech Corp.(b)                                  194,680          6,948
                                                              ----------
                                                                  53,349

HEALTH CARE - 17.3%
AmerisourceBergen Corp.                           131,260          8,342
Biomet, Inc.                                      249,900          7,722
Biovail Corp.(b)                                  126,460          7,113
Laboratory Corporation of
   America Holdings(b)                             70,480          5,698
St. Jude Medical, Inc.(b)                         106,220          8,248
Universal Health
   Services, Inc.(b)                              157,200          6,725
                                                              ----------
                                                                  43,848

HOME BUILDING - 3.7%
Lennar Corp.                                      199,100          9,322

HOUSEWARES - 2.5%
Newell Rubbermaid, Inc.                           233,450          6,436

LEISURE - 3.5%
Harley-Davidson, Inc.                             162,600          8,831

PUBLISHING - 2.7%
New York Times Co.                                157,150          6,797

RESTAURANTS - 3.3%
Brinker International,
   Inc.(b)                                        282,130          8,396

RETAIL - 11.5%
American Eagle
   Outfitters, Inc.(b)                            270,060          7,067
Intimate Brands, Inc.                             434,070          6,450
Office Depot, Inc.(b)                             494,690          9,173
Tiffany & Co.                                     205,000          6,451
                                                              ----------
                                                                  29,141

SAVINGS & LOAN COMPANIES - 3.1%
Charter One Financial, Inc.                       289,479          7,859

SERVICES - 6.1%
Dun & Bradstreet Corp.(b)                         238,770          8,429
H & R Block, Inc.                                 157,660          7,047
                                                              ----------
                                                                  15,476
                                                              ----------
TOTAL COMMON STOCKS                                              242,945
Cost: $228,352


                              See Financial Notes

SECURITY                                       PRINCIPAL
  RATE, MATURITY DATE                          AMOUNT ($)      VALUE ($)
------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 5.3%

Fifth Third Bank, Inc.,
   1.47%, 01/02/02
   (collateralized by
   Federal Home Loan
   Mortgage Corporation
   security)                                       13,445         13,445
Cost: $13,445
                                                              ----------
TOTAL INVESTMENTS - 101.0%                                       256,390
Cost: $241,797(a)
LIABILITIES IN EXCESS OF
OTHER ASSETS  - (1.0)%                                            (2,632)
                                                              ----------
NET ASSETS - 100.0%                                             $253,758
                                                              ==========


(a) Aggregate cost for federal income tax purposes is substantially the same.
(b) Non-income producing security.



                              See Financial Notes

CITIZENS EMERGING GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES -- AS OF DECEMBER 31, 2001 (UNAUDITED)

ASSETS
   Investments, at value (cost $241,797,352)                          $  256,390,244
   Receivables:
     Interest and dividends                                                   33,975
                                                                      --------------
   Total assets                                                          256,424,219

LIABILITIES
   Payables:
     Investments purchased                                                 1,037,090
     Investment management fees                                              776,203
     Administrative fees                                                      77,021
     Shareholder service fees                                                 57,100
     Distribution expenses                                                   192,947
     Other accrued expenses                                                  525,803
                                                                      --------------
   Total liabilities                                                       2,666,164
                                                                      --------------

   NET ASSETS (TOTAL ASSETS MINUS TOTAL LIABILITIES)                  $  253,758,055
                                                                      ==============

NET ASSETS

Standard Shares:
   Net assets                                                         $  231,007,383
   Number of shares outstanding                                           16,925,800
   Net asset value, offering and redemption price per share           $        13.65

Institutional Shares:
   Net assets                                                         $   13,878,090
   Number of shares outstanding                                            1,002,954
   Net asset value, offering and redemption price per share           $        13.84

Administrative Shares:
   Net assets                                                         $    8,872,582
   Number of shares outstanding                                              645,475
   Net asset value, offering and redemption price per share           $        13.75

Net assets consist of:
   Paid-in capital                                                    $  420,238,378
   Accumulated net investment loss                                        (1,796,164)
   Dividends in excess of accumulated realized gains/losses             (179,277,051)
   Net unrealized appreciation on investments                             14,592,892
                                                                      --------------
NET ASSETS                                                            $  253,758,055
                                                                      ==============


                              See Financial Notes

CITIZENS EMERGING GROWTH FUND
STATEMENT OF OPERATIONS-- FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
(UNAUDITED)

INVESTMENT INCOME
   Interest                                                           $      215,475
   Dividend                                                                  358,601
                                                                      --------------

   Total investment income                                                   574,076

EXPENSES
   Investment management fees                                              1,316,071
   Administrative fees                                                       133,985
   Distribution expenses:
     Standard shares                                                         297,546
     Administrative shares                                                    10,338
   Shareholder service fees:
     Standard shares                                                          91,411
     Institutional shares                                                        134
     Administrative shares                                                        83
   Transfer agent fees:
     Standard shares                                                         353,388
     Institutional shares                                                      2,035
     Administrative shares                                                     2,406
   Accounting expenses                                                        61,845
   Custody expenses                                                            9,667
   Other expenses                                                            172,528
                                                                      --------------
   Total expenses before waivers                                           2,451,437
   Waivers                                                                   (81,197)
                                                                      --------------
   Net expenses                                                            2,370,240

NET INVESTMENT LOSS                                                    $  (1,796,164)
                                                                      --------------

REALIZED AND UNREALIZED GAINS/LOSSES FROM INVESTMENTS

   Realized losses on investments                                     $  (64,917,384)
   Change in unrealized appreciation/depreciation on investments          23,987,237
                                                                      --------------

   Net realized and unrealized losses on investments                  $  (40,930,147)

CHANGE IN NET ASSETS FROM OPERATIONS                                  $  (42,726,311)
                                                                      ==============


                              See Financial Notes

CITIZENS EMERGING GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

                                             FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                                                 12/31/01 (UNAUDITED)                 06/30/01
----------------------------------------------------------------------------------------------
OPERATIONS
   Net investment loss                               $    (1,796,164)         $    (4,095,859)
   Realized losses on investments                        (64,917,384)            (113,868,226)
   Change in unrealized
     appreciation/depreciation on investments             23,987,237              (66,233,212)
                                                     ----------------------------------------
   Net decrease in net assets from operations            (42,726,311)            (184,197,297)


DIVIDENDS TO SHAREHOLDERS

   From net realized gains on investments:
     Standard shares                                              --              (83,131,141)
     Institutional shares                                         --               (5,144,975)
     Administrative shares                                        --                 (288,057)
                                                     ----------------------------------------
   Total dividends                                                --              (88,564,173)

Increase/decrease in net assets from
   capital transactions                                  (16,449,199)             182,733,255

CHANGE IN NET ASSETS                                 $   (59,175,510)         $   (90,028,215)
                                                     ========================================

NET ASSETS
  Beginning of period                                    312,933,565              402,961,780
                                                     ----------------------------------------
  End of period                                      $   253,758,055          $   312,933,565
                                                     ========================================

  Accumulated net investment loss                         (1,796,164)                      --



                              See Financial Notes

CITIZENS EMERGING GROWTH FUND
FINANCIAL HIGHLIGHTS

                                   FOR THE SIX MONTHS ENDED                        FOR THE YEARS ENDED
STANDARD SHARES                        12/31/01 (UNAUDITED)     06/30/01     06/30/00     06/30/99     06/30/98     06/30/97
-----------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net asset value,
beginning of period                                  $15.79       $33.48       $21.76       $17.55       $14.14       $14.87

Income/loss from investment operations:
   Net investment loss                                (0.10)       (0.21)       (0.30)(1)    (0.19)       (0.20)       (0.16)
   Net realized and
     unrealized gains/losses
     from investments                                 (2.04)      (11.41)       16.58         6.19         4.61         0.68
                                                ------------------------------------------------------------------------------

Total from
investment operations                                 (2.14)      (11.62)       16.28         6.00         4.41         0.52

Less dividends
to shareholders:
   From net realized gains                               --        (6.07)       (4.56)       (1.79)       (1.00)       (1.25)
                                                ------------------------------------------------------------------------------

Net asset value,
end of period                                        $13.65       $15.79       $33.48       $21.76       $17.55       $14.14
                                                ==============================================================================
Total Return (%)                                     (13.55)(2)   (37.52)       82.19        36.04        33.05         4.03


RATIOS AND
SUPPLEMENTAL DATA

Net assets, end of period
   ($ x 1,000)                                     $231,007     $283,760     $386,670     $136,137      $87,892      $60,341
Ratio of expenses to
   average net assets, net of
   reimbursement and/or
   waiver (%)                                          1.85(3)      1.68         1.69         1.82         1.96         1.99
Ratio of net investment loss
   to average net assets (%)                          (1.41)(3)    (1.09)       (1.09)       (1.20)       (1.37)       (1.32)
Ratio of expenses to
   average net assets prior
   to reimbursement and/or
   waiver (%)                                          1.91(3)      1.75         1.75         1.83         1.96         2.01
Portfolio turnover rate (%)                           97.72       136.63       159.95       208.49       245.30       228.66

(1) BASED ON AVERAGE SHARES OUTSTANDING.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.


                              See Financial Notes

                                             FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED      FROM 11/01/99(1)
INSTITUTIONAL SHARES                             12/31/01 (UNAUDITED)              06/30/01        TO 06/30/00
------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net asset value,
beginning of period                                            $15.96                $33.61             $25.67

Income/loss from investment operations:
   Net investment loss                                          (0.07)                (0.12)             (0.11)
   Net realized and
     unrealized gains/losses
     from investments                                           (2.05)               (11.46)             12.61
                                                     -------------------------------------------------------------

Total from
investment operations                                           (2.12)               (11.58)             12.50

Less dividends
to shareholders:
   From net realized gains                                         --                 (6.07)             (4.56)
                                                     -------------------------------------------------------------

Net asset value,
end of period                                                  $13.84                $15.96             $33.61
                                                     =============================================================
Total Return (%)                                              (13.28)(2)             (37.21)             55.02(2)


RATIOS AND
SUPPLEMENTAL DATA

Net assets, end of period
   ($ x 1,000)                                               $13,878                $19,676            $16,284
Ratio of expenses to
   average net assets, net of
   reimbursement and/or
   waiver (%)                                                   1.25(3)                1.30               1.24(3)
Ratio of net investment income/
   loss to average net assets (%)                              (0.81)(3)              (0.69)             (0.61)(3)
Ratio of expenses to
   average net assets prior
   to reimbursement and/or
   waiver (%)                                                   1.31(3)                1.36               1.31(3)
Portfolio turnover rate (%)                                    97.72                 136.63             159.95

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.


                              See Financial Notes

CITIZENS EMERGING GROWTH FUND
FINANCIAL HIGHLIGHTS

                                             FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED     FROM 02/04/00(1)
ADMINISTRATIVE SHARES                            12/31/01 (UNAUDITED)               06/30/01       TO 06/30/00
------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net asset value,
beginning of period                                            $15.87                 $33.57            $28.70

Income/loss from investment operations:
   Net investment loss                                          (0.07)                 (0.17)(2)         (0.10)(2)
   Net realized and
     unrealized gains/losses
     from investments                                           (2.05)                (11.46)             4.97
                                                     -------------------------------------------------------------

Total from
investment operations                                           (2.12)                (11.63)             4.87

Less dividends
to shareholders:
   From net realized gains                                         --                  (6.07)               --
                                                     -------------------------------------------------------------

Net asset value,
end of period                                                  $13.75                 $15.87            $33.57
                                                     =============================================================
Total Return (%)                                               (13.36)(3)             (37.43)            16.97(3)


RATIOS AND
SUPPLEMENTAL DATA

Net assets, end of period
   ($ x 1,000)                                                 $8,873                 $9,497                $8
Ratio of expenses to
   average net assets,
   net of reimbursement (%)                                      1.54(4)                1.55              1.55(4)
Ratio of net investment income/
   loss to average net assets (%)                               (1.10)(4)              (0.96)            (0.90)(4)
Ratio of expenses to
   average net assets prior
   to reimbursement (%)                                          1.60(4)                2.06            158.14(4)
Portfolio turnover rate (%)                                     97.72                 136.63            159.95

(1) COMMENCEMENT OF OPERATIONS.
(2) BASED ON AVERAGE SHARES OUTSTANDING.
(3) NOT ANNUALIZED.
(4) ANNUALIZED.


                              See Financial Notes

CITIZENS SMALL CAP CORE GROWTH FUND

SHARE CLASS TICKER SYMBOL:
CSCSX


AVERAGE ANNUAL TOTAL RETURNS (%) as of December 31, 2001

                                             SINCE
                     6 MONTHS    1 YEAR    INCEPTION
------------------------------------------------------
STANDARD SHARES         7.04      8.76       1.03


MANAGER COMMENTARY

During the last six months, small-cap companies continued to outperform their large-cap counterparts as conditions within the market favored this asset class. Specifically, the Federal Reserve's continued easing of interest rates before and after September 11 was a positive sign for small-cap companies as they could more easily borrow to finance operations. Also, it is well documented that in the twelve months following each of the last eight recessions, small-cap stocks have outperformed large-cap companies. Within this environment, small-cap companies, as measured by the S&P SmallCap 600 Index, returned 0.30% versus large-cap companies, as measured by the S&P 500 Index, which returned -5.56%.

During the six-month period ended December 31, 2001, the Citizens Small Cap Core Growth Fund, Standard shares, returned 7.04%, outperforming its benchmark, the S&P SmallCap 600 Index. The fund was able to sidestep the difficult market environment through active management and great stock selection. The outperformance of the fund versus its benchmark was driven by favorable stock selection in the health care, technology and consumer cyclicals sectors. The fund's low exposure to basic materials, energy, capital goods and communications services helped as well.

The fund was overweighted in the health care sector to gain exposure to solid growth and defensive attributes prior to



[SIDENOTE]
[PHOTO]
JEFFREY SCHAPPE
TEAM LEADER OF THE CITIZENS SMALL CAP CORE GROWTH FUND SINCE NOVEMBER 2001.

GOAL: Capital appreciation

STRATEGY: Invests mainly in stocks of small-capitalization U.S. companies.

INCEPTION DATE:

Standard Shares
12/28/99

September 11. Toward the start of the fourth quarter, exposure to the sector began to be reduced as valuations increased and a market rotation toward technology issues occurred. The fund was able to benefit from positive news and earnings releases from biotechnology and health care facility companies.

Cephalon, Inc. and Dianon Systems, Inc. were two of the top performers in the biotechnology and healthcare sectors, and among some of the larger positive contributors to relative returns during the last six months. Cephalon is a biopharmaceutical company focusing on the discovery, development, and marketing of products to treat sleep disorders, neurological disorders, cancer, and pain. Dianon Systems is a market leader providing a full line of anatomic pathology testing services and a number of genetic and clinical chemistry testing services to patients, physicians, and managed care organizations throughout the United States.

The fund's slight overweighting in technology, along with excellent stock picking in the sector, also significantly benefited performance. Specifically, security selection within the storage, software and programming and semiconductors industries led to outperformance versus their sector within the S&P SmallCap 600 Index. Emulex, McDATA Corp., and UTStarcom, Inc., all ended the six-month period with gains ranging from 14.9% to 229.2%.

The fund's average overweighting in financials and underweighting in transportation and utilities as compared to the S&P SmallCap 600 Index hurt the fund's performance. In the financial sector, regional banks' growth prospects were punished by a slowing economy, hampering prospective loan growth and higher credit costs. This was partially offset by a more favorable interest rate environment.

The fund's strategy during the six-month period was to be defensively positioned in order to respond to the volatility occurring in the small-cap market. Through our active management, the fund was able to move into higher quality and more liquid holdings post September 11. This strategy allowed us to invest in what we believe to be the best names, often at less risk. Furthermore, the strategy allowed us to move a small percentage of assets into larger small-cap names in hopes of taking advantage of an upturn in that segment of the market.

Looking ahead, we will continue to position the fund more aggressively and utilize our research capabilities to help uncover the best stories in the small-cap marketplace. As witnessed in the last six months, we believe small-cap stocks will continue to outperform large-caps coming out of this economic slowdown. While the road ahead will continue to be bumpy, we believe that small, innovative growth companies represent some of the best opportunities for future performance in 2002.






PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN CITIZENS FUNDS MUTUAL FUNDS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COSTS. FEE WAIVERS ARE CURRENTLY IN EFFECT AND HAVE BEEN INSTITUTED IN THE PAST TO MAINTAIN EXPENSE LIMITS, WITHOUT WHICH RETURNS WOULD HAVE BEEN LOWER.

INVESTMENTS IN THE CITIZENS SMALL CAP CORE GROWTH FUND INVOLVE UNIQUE RISKS, AS SMALL- AND MEDIUM-SIZED COMPANIES MAY HAVE INEXPERIENCED MANAGEMENT, LIMITED PRODUCT LINES, A DIFFICULT TIME OBTAINING FINANCING OR MARKET SHARE, AND THEIR SHARES MAY BE MORE VOLATILE AND NOT TRADED AS FREQUENTLY OR IN AS LARGE A VOLUME AS LARGER COMPANIES.

THE S&P SMALLCAP 600 INDEX IS AN UNMANAGED INDEX OF COMMON STOCK OF SMALL-CAPITALIZATION COMPANIES IN THE U.S. STOCK MARKET. THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE COMMON STOCK OF 500 OF THE LARGEST COMPANIES IN THE U.S. STOCK MARKET. DIRECT INVESTMENT CANNOT BE MADE IN THESE INDICES.

CITIZENS SMALL CAP CORE GROWTH FUND
PORTFOLIO HOLDINGS -- AS OF DECEMBER 31, 2001  ($ x 1,000)
(UNAUDITED)

SECURITY                                           SHARES      VALUE ($)
------------------------------------------------------------------------
COMMON STOCKS - 96.7%

AIR FREIGHT - 1.4%
Expeditors International of
   Washington, Inc.                                 4,830            275

APPAREL MANUFACTURERS - 5.5%
Coach, Inc.(b)                                     12,450            485
Columbia Sportswear Co.(b)                         12,200            406
Russell Corp.                                      12,300            185
                                                             -----------
                                                                   1,076

BANKS - 9.5%
Commerce Bancorp, Inc.                              4,600            181
Commerce Bancshares, Inc.                          10,880            424
East West Bancorp, Inc.                             9,650            248
Sterling Bancshares, Inc.                          13,740            172
Trustmark Corp.                                    16,750            406
UCBH Holdings, Inc.                                15,190            433
                                                             -----------
                                                                   1,864

BIOTECHNOLOGY - 3.8%
Celgene Corp.(b)                                    6,900            220
Cephalon, Inc.(b)                                   3,900            295
CIMA Labs, Inc.(b)                                  1,300             47
Invitrogen Corp.(b)                                 3,000            186
                                                             -----------
                                                                     748

BROADCASTING - 2.2%
Entravision Communications
   Corp., Class A(b)                               36,400            435

COMMUNICATIONS EQUIPMENT - 2.8%
Sonus Networks, Inc.(b)                            55,700            257
UTStarcom, Inc.(b)                                 10,300            294
                                                             -----------
                                                                     551

COMPUTERS - 10.3%
Emulex Corp.(b)                                     8,600            340
Extreme Networks, Inc.(b)                          21,700            280
Finisar Corp.(b)                                   16,000            163
McDATA Corp.(b)                                    12,300            301
Mercury Interactive Corp.(b)                        6,500            221
Netegrity, Inc.(b)                                 18,400            356
Precise Software
   Solutions Ltd.(b)                               17,900            370
                                                             -----------
                                                                   2,031

CONSUMER FINANCE - 0.5%
The PMI Group, Inc.                                 1,500            101

DISTRIBUTION - 3.2%
United Natural Foods, Inc.(b)                      17,100            427
United Stationers, Inc.(b)                          5,900            199
                                                             -----------
                                                                     626

ELECTRONICS - 4.1%
Cree, Inc.(b)                                       9,500            280
Harman International
   Industries, Inc.                                 5,300            239
Qlogic Corp.(b)                                     6,400            285
                                                             -----------
                                                                     804

ENERGY & UTILITIES - 6.5%
Hanover Compressor Co.(b)                           5,200            131
Insituform Technologies, Inc.,
   Class A(b)                                       7,800            200
Orion Power Holdings, Inc.(b)                       8,760            228
Philadelphia Suburban Corp.                         6,262            141
Spinnaker Exploration Co.(b)                        2,520            104
Universal Compression
   Holdings, Inc.(b)                                6,400            189
Western Gas Resources, Inc.                         3,900            126
XTO Energy, Inc.                                    9,000            158
                                                             -----------
                                                                   1,277

FOODS - 1.6%
American Italian Pasta Co.(b)                       7,400            311

HEALTH CARE - 9.8%
AdvancePCS(b)                                       6,400            188
Caremark Rx, Inc.(b)                                6,400            104
Cryolife, Inc.(b)                                   6,500            195
Cytyc Corp.(b)                                      7,500            196
Dianon Systems, Inc.(b)                             1,700            103
Harvard Bioscience, Inc.(b)                        10,100            100
Integra LifeSciences
   Holdings(b)                                      6,700            176
Medicis Pharmaceutical Corp.,
   Class A(b)                                       4,000            259
Province Healthcare Co.(b)                          4,900            151
Specialty Laboratories(b)                           3,800            104
STERIS Corp.(b)                                    10,600            194
Varian Medical
   Systems, Inc.(b)                                 2,200            157
                                                             -----------
                                                                   1,927


                              See Financial Notes

SECURITY                                           SHARES      VALUE ($)
------------------------------------------------------------------------
HOME BUILDING - 4.8%
D. R. Horton, Inc.                                 14,950            485
Pulte Corp.                                        10,100            451
                                                             -----------
                                                                     936

INVESTMENT BANKING & BROKERAGE - 2.0%
Affiliated Managers
   Group, Inc.(b)                                   5,640            398

MANUFACTURING - 3.8%
Graco, Inc.                                         6,500            254
Mueller Industries, Inc.(b)                         7,100            236
Roper Industries, Inc.                              5,200            257
                                                             -----------
                                                                     747

OFFICE EQUIPMENT & SUPPLIES - 1.0%
HON Industries, Inc.                                7,150            198

PHARMACEUTICALS - 1.0%
Sicor, Inc.(b)                                     12,900            202

RAILROADS - 0.1%
RailAmerica, Inc.(b)                                1,690             24

RESTAURANTS - 4.1%
Brinker International, Inc.(b)                     13,600            405
Ruby Tuesday, Inc.                                 19,800            408
                                                             -----------
                                                                     813

RETAIL - 12.3%
American Eagle
   Outfitters, Inc.(b)                             16,250            424
Charming Shoppes, Inc.(b)                          42,800            227
Chico's FAS, Inc.(b)                                7,800            310
Christopher & Banks Corp.(b)                       11,500            394
Linens `n Things, Inc.(b)                          10,900            278
Pier 1 Imports, Inc.                               12,100            210
Talbots, Inc.                                      10,900            395
Too, Inc.(b)                                        7,200            198
                                                             -----------
                                                                   2,436

SERVICES - 5.5%
Copart, Inc.(b)                                    12,950            472
MAXIMUS, Inc.(b)                                    4,400            185
SurModics, Inc.(b)                                  1,050             38
Valassis
   Communications, Inc.(b)                         11,100            395
                                                             -----------
                                                                   1,090

WASTE MANAGEMENT - 0.9%
Waste Connections, Inc.(b)                          5,700            177
                                                             -----------
TOTAL COMMON STOCKS                                               19,047
Cost: $16,749

SECURITY                                       PRINCIPAL
  RATE, MATURITY DATE                          AMOUNT ($)      VALUE ($)
------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 16.5%

Fifth Third Bank, Inc.,
   1.47%, 01/02/02
   (collateralized by
   Federal Home Loan
   Mortgage Corporation
   security)                                       3,256           3,256
Cost: $3,256
                                                             -----------
TOTAL INVESTMENTS - 113.2%                                        22,303
Cost: $20,005(a)
LIABILITIES IN EXCESS OF
OTHER ASSETS - (13.2)%                                            (2,606)
                                                             -----------
NET ASSETS - 100.0%                                              $19,697
                                                             ===========


(a) Aggregate cost for federal income tax purposes is substantially the same.
(b) Non-income producing security.

                              See Financial Notes

CITIZENS SMALL CAP CORE GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES -- AS OF DECEMBER 31, 2001
(UNAUDITED)

ASSETS
   Investments, at value (cost $20,005,498)                            $  22,303,115

   Receivables:
     Interest and dividends                                                    1,271
                                                                       -------------
   Total assets                                                           22,304,386


LIABILITIES

   Payables:
     Investments purchased                                                 2,487,142
     Investment management fees                                                9,215
     Administrative fees                                                      15,133
     Shareholder service fees                                                  2,811
     Distribution expenses                                                    12,425
     Other accrued expenses                                                   80,510
                                                                       -------------
   Total liabilities                                                       2,607,236
                                                                       -------------

   NET ASSETS (TOTAL ASSETS MINUS TOTAL LIABILITIES)                   $  19,697,150
                                                                       =============


NET ASSETS

Standard Shares:
   Net assets                                                          $  19,697,150
   Number of shares outstanding                                            1,933,272
   Net asset value, offering and redemption price per share            $       10.19

Net assets consist of:
   Paid-in capital                                                     $  19,643,206
   Accumulated net investment loss                                           (58,086)
   Dividends in excess of accumulated realized gains/losses               (2,185,587)
   Net unrealized appreciation on investments                              2,297,617
                                                                       -------------


NET ASSETS                                                             $  19,697,150
                                                                       =============


                              See Financial Notes

CITIZENS SMALL CAP CORE GROWTH FUND
STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
(UNAUDITED)

INVESTMENT INCOME
   Interest                                                            $      13,665
   Dividend                                                                   28,492
                                                                       -------------
   Total investment income                                                    42,157


EXPENSES

   Investment management fees                                                 37,404
   Administrative fees                                                        12,213
   Distribution expenses                                                      18,702
   Shareholder service fees                                                    6,345
   Transfer agent fees                                                        14,103
   Accounting expenses                                                         6,152
   Custody expenses                                                           20,945
   Registration expenses                                                       7,309
   Printing expenses                                                           5,174
   Other expenses                                                              6,659
                                                                       -------------
   Total expenses before reimbursements and credits                          135,006
   Reimbursements                                                            (34,639)
   Custody credits                                                              (124)
                                                                       -------------
   Net expenses                                                              100,243

NET INVESTMENT LOSS                                                    $     (58,086)
                                                                       -------------


REALIZED AND UNREALIZED GAINS/LOSSES FROM INVESTMENTS
   Realized losses on investments                                      $    (533,234)
   Change in unrealized appreciation/depreciation on investments           1,713,265
                                                                       -------------
   Net realized and unrealized gains on investments                    $   1,180,031

CHANGE IN NET ASSETS FROM OPERATIONS                                   $   1,121,945
                                                                       =============


                              See Financial Notes

CITIZENS SMALL CAP CORE GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
OPERATIONS                                          12/31/01 (UNAUDITED)                 06/30/01
-------------------------------------------------------------------------------------------------
   Net investment loss                              $           (58,086)       $         (71,317)
   Realized losses on investments                              (533,234)              (1,600,656)
   Change in unrealized
     appreciation/depreciation on investments                 1,713,265                  (31,462)
                                                    ---------------------------------------------
   Net increase/decrease in net assets from
operations                                                    1,121,945               (1,703,435)


DIVIDENDS TO SHAREHOLDERS

   From net realized gains on investments                            --                  (21,127)

Increase in net assets from
   capital transactions                                       3,072,496                8,830,497

CHANGE IN NET ASSETS                                $         4,194,441        $       7,105,935
                                                    ---------------------------------------------


NET ASSETS

   Beginning of period                                       15,502,709                8,396,774
                                                    ---------------------------------------------
   End of period                                    $        19,697,150        $      15,502,709
                                                    =============================================

   Accumulated net investment loss                              (58,086)                      --



                              See Financial Notes

CITIZENS SMALL CAP CORE GROWTH FUND
FINANCIAL HIGHLIGHTS

                                   FOR THE SIX MONTHS ENDED     FOR THE YEARS ENDED       FROM 12/28/99(1)
STANDARD SHARES                        12/31/01 (UNAUDITED)               06/30/01               06/30/00
-----------------------------------------------------------------------------------------------------------
(Selected Per Share Data)
Net asset value,
beginning of period                        $      9.52               $     11.23              $    10.00

Income/loss from investment operations:
   Net investment loss                           (0.03)                    (0.05)                     --
   Net realized and
     unrealized gains/losses
     from investments                             0.70                    ( 1.64)                   1.23

Total from
investment operations                             0.67                     (1.69)                   1.23

Less dividends
to shareholders:
   From net realized gains                        --                       (0.02)                     --

                                      --------------------------------------------------------------------
Net asset value,
end of period                              $     10.19                $     9.52              $    11.23
                                      ====================================================================
Total Return (%)                                 7.04(2)                  (15.08)                 12.30(2)

 RATIOS AND
 SUPPLEMENTAL DATA

Net assets, end of period
   ($ x 1,000)                             $    19,697                $   15,503              $    8,397
Ratio of expenses to
   average net assets,
   net of reimbursement (%)                       1.34(3)                      1.34                 1.49(3)
Ratio of net investment income/
   loss to average net assets (%)                (0.78)(3)                 (0.57)                   0.00(3)
Ratio of expenses to
   average net assets prior
   to reimbursement (%)                           1.80(3)                   3.20                    5.98(3)
Portfolio turnover rate (%)                     112.85                    146.62                   20.16

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.

                              See Financial Notes

CITIZENS  GLOBAL EQUITY  FUND


                  SHARE CLASS TICKER SYMBOLS:
         STANDARD         INSTITUTIONAL       ADMINISTRATIVE
          WAGEX               CGEIX              CEADX



AVERAGE ANNUAL TOTAL RETURNS (%) as of December 31, 2001

                                                          Since
                        6 Months    1 Year     5 Years   Inception
--------------------------------------------------------------------
STANDARD SHARES          -11.31     -29.02       9.58       9.03
INSTITUTIONAL SHARES     -11.11     -28.65       N/A      -10.55
ADMINISTRATIVE SHARES    -11.15     -28.81       N/A      -28.30


MANAGER COMMENTARY
Investors looking beyond the United States for less volatile and superior performing equity prospects during the last six months found no safe haven, as the majority of overseas stock markets were merely a reflection of domestic performance. In fact, the returns of many international equity indices were nearly identical to popular U.S. stock market benchmarks. For the six months ended December 31, 2001, the Citizens Global Equity Fund, Standard shares, returned -11.31%, trailing its benchmark -- the MSCI World Index -- which returned -7.02%.

Equity markets worldwide continued their fall for much of the last six months, spurred on by the continued growing concern and uncertainty about corporate earnings due to slowing global economies. This was further heightened by the tragic events in the U.S. on September 11. Despite the Federal Reserve (Fed) responding quickly and continuing their aggressive easing of interest rates -- a record 11 times in 2001 -- the U.S. economy found itself mired in a recession since March as reported by the National Bureau of Economic Research on November 26.

The U.S. declining growth rate over the course of 2001 negatively influenced the performance of overseas economies that



[SIDENOTE]
MICHAEL C.
SCHOECK Team leader of the Citizens Global Equity Fund since October 2001.

GOAL: Capital appreciation

STRATEGY: Invests mainly in stocks and other equities of foreign and U.S. companies.

INCEPTION DATES:
Standard Shares
02/08/94
Institutional Shares
11/01/99
Administrative Shares
02/04/00
depend on the U.S. as a market for their products. In Europe, most of the continent was impacted, especially Germany, as it had to combat its own economic woes and other recessionary pressures that had started to unfold in the second half of 2001. In Japan, President Junichiro Koizumi's reform programs have done little to stimulate the economy out of recession and revive the yen, which ended 2001 at a three year low against the U.S. dollar.

In this environment, the strategy of the fund was to seek out the highest quality and liquid names that were trading at attractive valuations in beaten down sectors, most of which were in the information technology, communications services, and health care areas. We were trying to take advantage of what we perceived to be defensive, but oversold positions with the upside potential of above average long-term growth prospects. Initially, this move hurt the portfolio as these positions continued to sell off until late September. After this, markets worldwide began to absorb the tragic events of September 11 as well as the other negative worldwide economic data. During the fourth quarter, the portfolio began to respond positively as the Citizens Global Equity Fund, Standard shares, outperformed the MSCI World Index 8.77% versus 8.59%.

Domestic and international stocks such as Telefonica S.A., Vodafone Group plc, IBM, and Sanofi Synthelabo did not just outperform the MSCI World Index; they ended the six-month period with gains from 3.2% to 14.6%. However, the performance in the information technology, communication services, and health care sectors was not uniform. Ericcson AB, AOL Time Warner, Inc. and GlaxoSmithKline plc were companies which suffered during this time period.

New holdings were added during the six-month period that have positively impacted performance. In the fixed-line telecommunication industry, France Telecom was added due to an attractive valuation level and after an extended period of poor performance. Believing that the slumping sales in handsets and infrastructure will have to turn around in the near to intermediate future, we built up a position in Nokia Oyj which we felt was positioned to take advantage of that scenario when it happens. We continue to like certain opportunities in the pharmaceutical industry which has performed well for us this year. We have rounded out our positions in health care by including small, single-product plays with great growth potential such as H. Lundbeck A/S, which has a major share of the anti-depressant market.

Looking ahead, we believe that our long-term approach of seeking out companies best positioned for the future will serve us well this year. Right now, the international equity markets are at a crossroads. However, we believe the aggressive rate cutting by the Fed has provided a solid foundation to improving economic conditions in the U.S. In addition, low inflation, recovering company fundamentals, and near record wide yield spreads in the bond markets are all key ingredients for a more positive environment for stocks. While we believe Europe and Japan's recoveries will be behind that of the U.S. because of their less aggressive efforts to stimulate economic growth, opportunities do exist within these countries. We believe that our strategy of investing in the highest quality and growth oriented names worldwide has the potential to deliver strong performance for our shareholders for what lies ahead in 2002.






PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN CITIZENS FUNDS MUTUAL FUNDS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COSTS. FEE WAIVERS ARE CURRENTLY IN EFFECT AND HAVE BEEN INSTITUTED IN THE PAST TO MAINTAIN EXPENSE LIMITS, WITHOUT WHICH RETURNS WOULD HAVE BEEN LOWER.

INVESTMENTS IN THE CITIZENS GLOBAL EQUITY FUND INVOLVE RISKS OF INVESTING IN FOREIGN MARKETS, INCLUDING POLITICAL INSTABILITY AND CURRENCY RISKS, EXCESSIVE TAXATION, DIFFERENT FINANCIAL AND AUDITING STANDARDS, INCREASED MARKET VOLATILITY AND OTHER FACTORS.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX IS A MARKET CAPITALIZATION WEIGHTED EQUITY INDEX OF OVER 1,500 STOCKS TRADED IN 22 WORLD MARKETS. DIRECT INVESTMENT CANNOT BE MADE IN THIS INDEX.

CITIZENS GLOBAL EQUITY FUND PORTFOLIO HOLDINGS -- AS OF
DECEMBER 31, 2001 ($ x 1,000)
(UNAUDITED)

SECURITY                                     SHARES    VALUE ($)
------------------------------------------------------------------
COMMON STOCKS - 97.6%

AUTOMOBILE MANUFACTURING - 1.6%
Peugeot Citroen                              25,000     1,063
Volkswagen AG                                46,000     2,142
                                                      -------
                                                        3,205

BANKS - 3.9%
Northern Trust Corp.                         57,900     3,487
Royal Bank of Scotland
   Group plc                                170,000     4,137
                                                      -------
                                                        7,624

BIOTECHNOLOGY - 2.1%
Applied Biosystems Group                     41,000     1,610
Invitrogen Corp.(b)                          40,600     2,514
                                                      -------
                                                        4,124

BROADCASTING - 2.7%
News Corp. Ltd. (ADR)                        60,000     1,909
Univision Communications,
   Inc.(b)                                   84,800     3,431
                                                      -------
                                                        5,340

CHEMICALS - 1.1%
Shin-Etsu Chemical Co.                       60,000     2,156

COMMUNICATIONS EQUIPMENT - 2.2%
Cisco Systems, Inc.(b)                       81,000     1,466
Ericsson AB, B shares                       260,000     1,413
Tandberg ASA(b)                              62,500     1,394
                                                      -------
                                                        4,273

COMPUTERS - 9.0%
Automatic Data
   Processing, Inc.                          53,900     3,175
Dell Computer Corp.(b)                       90,300     2,454
Intel Corp.                                  76,900     2,419
International Business
   Machines Corp.                            34,600     4,184
Microsoft Corp.(b)                           72,500     4,802
Veritas Software Corp.(b)                    14,600       655
                                                      -------
                                                       17,689

CONSTRUCTION - 1.2%
Grupo Dragados SA                           170,000     2,275

DIVERSIFIED MANUFACTURING - 3.2%
Gentex Corp.(b)                              82,200     2,197
Illinois Tool Works, Inc.                    50,000     3,387
Kubota Corp.                                300,000       787
                                                      -------
                                                        6,371

ELECTRICAL EQUIPMENT - 3.4%
Analog Devices, Inc.(b)                      49,000     2,175
Emerson Electric Co.                         46,300     2,644
Flextronics International(b)                 73,600     1,766
                                                      -------
                                                        6,585

ENERGY & UTILITIES - 4.4%
Anadarko Petroleum Corp.                     60,000     3,411
EOG Resources, Inc.                          90,000     3,520
Scottish Power plc                          308,672     1,706
                                                      -------
                                                        8,637

ENTERTAINMENT - 1.2%
AOL Time Warner, Inc.(b)                     75,500     2,424

FINANCIAL - DIVERSIFIED - 8.3%
Citigroup, Inc.                              80,400     4,059
Lloyds TSB Group plc                        159,699     1,727
Man Group plc                                80,000     1,374
National Australia Bank Ltd.                275,000     4,484
U.S. Bancorp                                145,800     3,052
UFJ Holdings, Inc.(b)                           700     1,544
                                                      -------
                                                       16,240

FINANCIAL SERVICES - 3.5%
Fannie Mae                                   41,200     3,275
Lehman Brothers
   Holdings, Inc.                            52,900     3,534
                                                      -------
                                                        6,809

FOOD & BEVERAGES - 4.8%
Compass Group plc                           200,000     1,483
Parmalat Finanziaria SpA                  1,289,500     3,479
PepsiCo, Inc.                                44,200     2,152
The Coca-Cola Co.                            48,200     2,273
                                                      -------
                                                        9,387

                              See Financial Notes

SECURITY                                     SHARES    VALUE ($)
------------------------------------------------------------------
HEALTH CARE - 12.8%
Altana AG                                       57,300      2,852
Cardinal Health, Inc.                           50,200      3,246
GlaxoSmithKline plc                            255,000      6,390
H. Lunbeck A/S                                  61,300      1,578
Medtronic, Inc.                                 63,700      3,262
Merck & Co., Inc.                               20,200      1,188
Pfizer, Inc.                                    86,400      3,442
Sanofi-Synthelabo SA                            43,458      3,243
                                                        ---------
                                                           25,201

INSURANCE - 5.8%
AXA                                             70,000      1,463
CGNU plc                                       140,000      1,715
ING Groep NV                                    80,000      2,040
Marsh & McLennan Cos., Inc.                     38,600      4,147
Royal & Sun Alliance
   Insurance Group plc                         350,000      2,016
                                                        ---------
                                                           11,381

OFFICE EQUIPMENT & SUPPLIES - 2.3%
Avery Dennison Corp.                            40,600      2,295
Canon, Inc.                                     62,000      2,134
                                                        ---------
                                                            4,429

REAL ESTATE INVESTMENT &
MANAGEMENT - 0.5%
Sumitomo Realty &
   Development Co. Ltd.                        200,000        916

RETAIL - 8.8%
CVS Corp.                                       59,800      1,770
Delhaize - Le Lion SA                           35,000      1,821
Home Depot, Inc.                                62,300      3,178
Luxottica Group SpA                             60,000        985
Sonae SGPS SA                                2,311,279      1,667
Swatch Group AG(b)                             200,000      3,963
Target Corp.                                    93,400      3,834
                                                        ---------
                                                           17,218

SERVICES - 4.4%
Atos Origin SA(b)                               15,000        982
Ecolab, Inc.                                    45,000      1,811
Sysco Corp.                                     82,200      2,156
Toppan Printing Co. Ltd.                       100,000        922
VeriSign, Inc.(b)                               23,100        879
Yamato Transport Co. Ltd.                      101,000      1,904
                                                        ---------
                                                            8,654

TELECOMMUNICATIONS - 10.4%
Alltel Corp.                                    26,300      1,623
France Telecom SA                               40,000      1,599
Nippon Telegraph &
   Telephone Corp.                                 350      1,140
Nokia Oyj                                      175,000      4,513
SBC Communications, Inc.                        65,700      2,573
Sprint Corp. (PCS Group)(b)                     38,600        942
Telecom Italia SpA                             320,000      1,710
Telefonica SA(b)                               110,000      1,472
Vodafone Airtouch plc (ADR)                    130,000      3,339
Vodafone Group plc                             600,000      1,567
                                                        ---------
                                                           20,478
                                                        ---------
TOTAL COMMON STOCKS                                       191,416
Cost: $190,383


PREFERRED STOCKS - 1.0%


AUTOMOBILE MANUFACTURING - 1.0%
Porsche AG                                       5,000      1,910
Cost: $1,431


                              See Financial Notes

SECURITY                                    PRINCIPAL
  RATE, MATURITY DATE                       AMOUNT (S)  VALUE ($)
------------------------------------------------------------------
REPURCHASE AGREEMENTS - 1.7%

Fifth Third Bank, Inc.,
   1.47%, 01/02/02
   (collateralized by
   Government National
   Mortgage Association
   security)                                  3,353       3,353
Cost: $3,353
                                                        ---------
TOTAL INVESTMENTS - 100.3%                              196,679
Cost: $195,167(a)
LIABILITIES IN EXCESS OF
OTHER ASSETS - (0.3)%                                      (589)
                                                        ---------
NET ASSETS - 100.0%                                    $ 196,090
                                                        =========



(a) Aggregate cost for federal income tax purposes is substantially the same.
(b) Non-income producing security.
    ADR - American Depositary Receipt



                              See Financial Notes

CITIZENS GLOBAL EQUITY FUND
PORTFOLIO HOLDINGS -- AS OF DECEMBER 31, 2001 ($ x 1,000) (UNAUDITED)

The fund's Portfolio Holdings as of December 31, 2001, were distributed among the following countries:


                                                         PERCENTAGE OF NET ASSETS*
                                               ----------------------------------------
                                                              SHORT-TERM
                                                  EQUITY        & OTHER          TOTAL
                                               ----------------------------------------
Australia                                         3.3%                          3.3%
Belgium                                           0.9%                          0.9%
Denmark                                           0.8%                          0.8%
Finland                                           2.3%                          2.3%
France                                            4.3%                          4.3%
Germany                                           3.5%                          3.5%
Italy                                             3.1%                          3.1%
Japan                                             5.9%                          5.9%
Netherlands                                       1.0%                          1.0%
Norway                                            0.7%                          0.7%
Portugal                                          0.9%                          0.9%
Spain                                             1.9%                          1.9%
Sweden                                            0.7%                          0.7%
Switzerland                                       2.0%                          2.0%
United Kingdom                                   13.0%                         13.0%
United States                                    54.3%           1.4%          55.7%
                                                 -----           ----         ------
                                                 98.6%           1.4%         100.0%


*Percentages are based on net assets of $196,090,189.




                              See Financial Notes

CITIZENS GLOBAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES -- AS OF DECEMBER 31, 2001
(UNAUDITED)

ASSETS
   Investments, at value (cost $195,166,686)                          $  196,678,929
   Cash                                                                      511,643

   Receivables:
     Interest and dividends                                                  289,622
                                                                       --------------
   Total assets                                                          197,480,194

LIABILITIES

   Payables:
     Investment management fees                                              669,583
     Administrative fees                                                      68,656
     Shareholder service fees                                                 25,634
     Distribution expenses                                                   155,242
     Other accrued expenses                                                  470,890
                                                                       --------------
   Total liabilities                                                       1,390,005
                                                                       --------------

   NET ASSETS (TOTAL ASSETS MINUS TOTAL LIABILITIES)                  $  196,090,189
                                                                      ==============

NET ASSETS

Standard Shares:
   Net assets                                                         $  179,554,609
   Number of shares outstanding                                           11,055,271
   Net asset value, offering and redemption price per share                 $  16.24

Institutional Shares:
   Net assets                                                          $  14,409,534
   Number of shares outstanding                                              878,055
   Net asset value, offering and redemption price per share                 $  16.41

Administrative Shares:
   Net assets                                                           $  2,126,046
   Number of shares outstanding                                              130,230
   Net asset value, offering and redemption price per share                 $  16.33

Net assets consist of:
   Paid-in capital                                                    $  307,442,292
   Accumulated net investment loss                                        (3,045,848)
   Dividends in excess of accumulated realized gains/losses             (109,818,357)
   Net unrealized appreciation on investments and foreign currencies       1,512,102
                                                                       --------------
NET ASSETS                                                            $  196,090,189
                                                                      ==============


                              See Financial Notes

GLOBAL EQUITY FUND
STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
(UNAUDITED)

INVESTMENT INCOME
   Interest                                                               $  192,823
   Dividend (net of withholding taxes of $23,077)                            838,089
                                                                         -----------
   Total investment income                                                 1,030,912


EXPENSES
   Investment management fees                                              1,072,521
   Administrative fees                                                       111,472
   Distribution expenses:
     Standard shares                                                         247,702
     Administrative shares                                                     2,114
   Shareholder service fees:
     Standard shares                                                          43,406
     Institutional shares                                                        128
     Administrative shares                                                        35
   Transfer agent fees:
     Standard shares                                                         328,311
     Institutional shares                                                      4,271
     Administrative shares                                                     3,327
   Accounting expenses                                                        53,538
   Custody expenses                                                           41,087
   Other expenses                                                            121,179
                                                                         -----------
   Total expenses before reimbursements and credits                        2,029,091
   Reimbursements                                                             (2,415)
   Custody credits                                                            (1,580)
                                                                         -----------
   Net expenses                                                            2,025,096

NET INVESTMENT LOSS                                                      $  (994,184)
                                                                         -----------

REALIZED AND UNREALIZED GAINS/LOSSES FROM
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
   Net realized losses on investments and foreign currency
      transactions                                                     $ (53,894,166)
   Change in unrealized appreciation/depreciation
      on investments and foreign currencies                               26,909,689
                                                                         -----------
   Net realized and unrealized losses on investments
     and foreign currencies                                           $  (26,984,477)

CHANGE IN NET ASSETS FROM OPERATIONS                                  $  (27,978,661)
                                                                       ==============


                              See Financial Notes

CITIZENS GLOBAL EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS


                                          FOR THE SIX MONTHS ENDED   FOR THE YEAR ENDED
OPERATIONS                                     12/31/01 (UNAUDITED)            06/30/01
-----------------------------------------------------------------------------------------
   Net investment loss                              $     (994,184)  $    (2,220,630)
   Realized losses on investments and
     foreign currency transactions                     (53,894,166)      (45,963,872)
   Change in unrealized
     appreciation/depreciation on investments and
     foreign currencies                                 26,909,689       (82,768,542)
                                                   --------------------------------------
   Net decrease in net assets from operations          (27,978,661)     (130,953,044)


DIVIDENDS TO SHAREHOLDERS
   From net realized gains on investments:
     Standard shares                                            --       (23,492,691)
     Institutional shares                                       --         ( 982,312)
     Administrative shares                                      --          (106,162)
                                                   --------------------------------------
   Total dividends                                              --       (24,581,165)

Increase/decrease in net assets from
   capital transactions                                (30,234,372)       42,474,983

CHANGE IN NET ASSETS                                $  (58,213,033)  $  (113,059,226)
                                                   ======================================

NET ASSETS
   Beginning of period                                 254,303,222       367,362,448
                                                   --------------------------------------
   End of period                                    $  196,090,189   $   254,303,222
                                                   ======================================

   Accumulated net investment loss                      (3,045,848)       (2,051,664)




                              See Financial Notes

CITIZENS GLOBAL EQUITY FUND
FINANCIAL HIGHLIGHTS



                                 FOR THE SIX MONTHS ENDED                          FOR THE YEARS ENDED
STANDARD SHARES                       12/31/01 (UNAUDITED)     06/30/01    06/30/00     06/30/99     06/30/98     06/30/97
---------------------------------------------------------------------------------------------------------------------------------
SELECTED
PER SHARE DATA
Net asset value,
beginning of period                         $ 18.31            $ 29.99      $  20.22     $ 16.95     $ 14.47    $    11.89

Income/loss from investment operations:
   Net investment loss                        (0.09)             (0.16)        (0.22)(1)   (0.12)      (0.20)        (0.07)
   Net realized and
     unrealized gains/losses
     from investments and
     foreign currencies                       (1.98)             (9.61)        10.94        3.86        3.24          2.65
                                       ------------------------------------------------------------------------------------------

Total from
investment operations                         (2.07)             (9.77)        10.72        3.74        3.04          2.58

Less dividends
to shareholders:
   From net realized gains                     --                (1.91)        (0.95)      (0.47)      (0.56)         --
                                       ------------------------------------------------------------------------------------------

Net asset value,
end of period                               $ 16.24            $ 18.31      $  29.99     $ 20.22    $ 16.95    $    14.47
                                       ==========================================================================================
Total Return (%)                             (11.31)(2)         (33.69)        53.27       22.34       21.75         21.70


 RATIOS AND
 SUPPLEMENTAL DATA

Net assets, end of period
   ($ x 1,000)                             $179,555            $236,080     $354,818    $ 90,549    $49,045    $   29,573
Ratio of expenses to
   average net assets,
   net of reimbursement (%)                   1.93(3)             1.82          1.82        1.96        2.20          2.10
Ratio of net investment loss
   to average net assets (%)                (0.97)(3)            (0.71)        (0.79)      (0.88)      (0.76)        (0.70)
Ratio of expenses to
   average net assets prior
   to reimbursement (%)                       1.93(3)             1.82          1.83        1.96        2.20          2.33
Portfolio turnover rate (%)                   96.97             151.95        120.69       64.07       72.33         69.34


(1) BASED ON AVERAGE SHARES OUTSTANDING.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.

                              See Financial Notes

                          FOR THE SIX MONTHS ENDED   FOR THE YEAR ENDED   FROM 11/01/99(1)
INSTITUTIONAL SHARES           12/31/01 (UNAUDITED)            06/30/01      TO 06/30/00
-----------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net asset value,
beginning of period                      $     18.46        $    30.08         $     23.45

Income/loss from investment operations:
   Net investment loss                         (0.03)           (0.05)(2)           (0.05)(2)
   Net realized and
     unrealized gains/losses
     from investments and
     foreign currencies                        (2.02)            (9.66)               7.63
                                         ----------------------------------------------------
Total from
investment operations                          (2.05)            (9.71)               7.58

Less dividends
to shareholders:
   From net realized gains                      --               (1.91)              (0.95)
                                         ----------------------------------------------------
Net asset value,
end of period                            $     16.41        $    18.46         $     30.08
                                         ====================================================
Total Return (%)                            (11.11)(3)          (33.35)             32.55(3)


 RATIOS AND
 SUPPLEMENTAL DATA

Net assets, end of period
   ($ x 1,000)                           $    14,410        $   16,475         $    12,544
Ratio of expenses to
   average net assets,
   net of reimbursement (%)                    1.36(4)            1.39               1.39(4)
Ratio of net investment loss
   to average net assets (%)                  (0.39)(4)          (0.23)              (0.25)(4)
Ratio of expenses to
   average net assets prior
   to reimbursement (%)                        1.37(4)            1.42               1.43(4)
Portfolio turnover rate (%)                    96.97            151.95              120.69


(1) COMMENCEMENT OF OPERATIONS.
(2) BASED ON AVERAGE SHARES OUTSTANDING.
(3) NOT ANNUALIZED.
(4) ANNUALIZED.


                              See Financial Notes

CITIZENS GLOBAL EQUITY FUND
FINANCIAL HIGHLIGHTS


                                FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED        FROM 02/04/00(1)
ADMINISTRATIVE SHARES                12/31/01 (UNAUDITED)               06/30/01           TO 06/30/00
------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net asset value,
beginning of period                       $    18.38               $   30.02                 $  33.45

Income/loss from investment operations:
   Net investment loss                         (0.05)                  (0.11)(2)                (0.06)
   Net realized and
     unrealized gains/losses
     from investments and
     foreign currencies                        (2.00)                  (9.62)                   (3.37)
                                    ------------------------------------------------------------------

Total from
investment operations                          (2.05)                  (9.73)                   (3.43)

Less dividends
to shareholders:
   From net realized gains                      --                     (1.91)                    --
                                    ------------------------------------------------------------------

Net asset value,
end of period                             $    16.33               $   18.38                 $  30.02

                                    ===================================================================
Total Return (%)                              (11.15)(3)              (33.52)                  (10.25)(3)


 RATIOS AND
 SUPPLEMENTAL DATA

Net assets, end of period
   ($ x 1,000)                            $    2,126               $   1,748                 $      1
Ratio of expenses to
   average net assets,
   net of reimbursement (%)                    1.68(4)                  1.68                    1.68(4)
Ratio of net investment loss
   to average net assets (%)                   (0.73)(4)               (0.48)                   (0.48)(4)
Ratio of expenses to
   average net assets prior
   to reimbursement (%)                        1.96(4)                  3.18                  296.20(4)
Portfolio turnover rate (%)                    96.97                  151.95                   120.69

(1) COMMENCEMENT OF OPERATIONS.
(2) BASED ON AVERAGE SHARES OUTSTANDING.
(3) NOT ANNUALIZED.
(4) ANNUALIZED.

                              See Financial Notes

CITIZENS INTERNATIONAL GROWTH FUND


  SHARE CLASS TICKER SYMBOL:
   N/A


    AVERAGE ANNUAL TOTAL RETURNS (%) as of December 31, 2001

                                            Since
                     6 Months    1 Year    Inception
--------------------------------------------------------
STANDARD SHARES       -10.95     -26.87     -26.13


MANAGER COMMENTARY
During the six-month period ended December 31, 2001, the Citizens International Growth Fund, Standard shares, returned -10.95%, underperforming its benchmark, the MSCI EAFE Index, which returned -8.00%.

The world's regional and local economies experienced a slowdown similar to that of the United States over the course of 2001. In Europe, most of the continent was impacted, especially Germany, as it had to combat its own economic woes, and other recessionary pressures that had started to unfold in the second half of 2001. In Japan, President Junichiro Koizumi's reform programs have done little to stimulate the economy out of recession or to revive the yen which ended 2001 at a three year low against the U.S. dollar. Despite several credit upgrades from Standard & Poor's on debt issued by emerging market countries, the possible devaluation and political crisis in Argentina overshadowed this and were a damper on most emerging market countries' stock market returns.

Within this environment, the fund took a somewhat defensive stance toward the beginning of the third quarter as we built up positions in pharmaceuticals, financial services and telecommunications services companies. Many of these did well during the six months, either appreciating in stock price or declining considerably less than the MSCI EAFE Index. In addition,

[SIDNOTE
[PHOTO]
MICHAEL C. SCHOECK
TEAM LEADER OF THE CITIZENS INTERNATIONAL GROWTH FUND SINCE OCTOBER 2001.

GOAL: Capital appreciation

STRATEGY: Invests mainly in stocks and other equities of foreign companies.

INCEPTION DATE:
Standard Shares
12/20/00
country allocations were kept close to benchmark weights for risk control purposes.

During the third quarter, the fund increased its exposure to communication services as valuations levels became very attractive and provided a defensive cushion in volatile times during the quarter. Stock selection in companies such as Telecom Italia and France Telecom, which provide all encompassing telecommunications services in their respective countries, represented the types of high growth, defensive companies that helped performance.

Stocks such as Grupo Dragados, Telefonica, Sanofi Synthelabo, Royal Bank of Scotland, and Vodafone Group plc (ADR) didn't just beat the MSCI EAFE Index; they ended the six-month period with gains ranging from 1.9% to 18.9%. However, the performance in the portfolio's pharmaceuticals and financial services sectors was not uniform as GlaxoSmithKline plc and AXA both hurt returns.

Technology names hurt by the global contraction in information technology spending negatively impacted the fund's returns over the last six months. Technology stocks did rally substantially after September 11 around the world. However, within the international markets, industry overcapacity, slowing product demand and increased competition hurt the performance of technology stocks. We continue to hold these positions since they look attractive on valuation measures and have improving company fundamentals.

The fund's increased weighting in Japan and stock selection in the finance and real estate sectors within Japan also hurt performance during the past six months. Most of the securities in these areas were hampered by the slowing economy within Japan and fears of further deterioration in company fundamentals as a result. As always, we will continue to invest selectively within this difficult market environment and in what we believe only the best of industry names.

In our outlook on the worldwide markets, we do not believe that we will have a third consecutive negative year. After a rebound since September, worldwide markets are not cheap and are primarily supported by low bond yields and the expectation of possible rate cuts in Europe. Currency moves against the U.S. dollar, in particular from the euro, remain the wildcard. Japan continues to be troubled by another period of economic weakness in a seemingly interminable sequence of recessions. Without a solution to the bad loan problem, which probably needs to be imposed by a government determined to reform, it is hard to see a recovery in the Japanese market, even from clearly depressed levels. As this as our backdrop, the fund's strategy remains the same. The fund will continue to seek large-cap companies with strong global market position and earnings. By taking this approach, we believe our shareholders will stand to benefit in 2002.








PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN CITIZENS FUNDS MUTUAL FUNDS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COSTS. FEE WAIVERS ARE CURRENTLY IN EFFECT AND HAVE BEEN INSTITUTED IN THE PAST TO MAINTAIN EXPENSE LIMITS, WITHOUT WHICH RETURNS WOULD HAVE BEEN LOWER.

INVESTMENTS IN THE CITIZENS INTERNATIONAL GROWTH FUND INVOLVE RISKS OF INVESTING IN FOREIGN MARKETS, INCLUDING POLITICAL INSTABILITY AND CURRENCY RISKS, EXCESSIVE TAXATION, DIFFERENT FINANCIAL AND AUDITING STANDARDS, INCREASED MARKET VOLATILITY AND OTHER FACTORS.

THE MSCI EAFE INDEX IS AN UNMANAGED INDEX OF FOREIGN STOCK FUNDS AND IS AN AGGREGATE OF 21 INDIVIDUAL COUNTRY INDICES THAT COLLECTIVELY REPRESENT MANY OF THE MAJOR MARKETS OF THE WORLD. DIRECT INVESTMENT CANNOT BE MADE IN THIS INDEX.

CITIZENS INTERNATIONAL GROWTH FUND PORTFOLIO HOLDINGS -- AS OF
DECEMBER 31, 2001 ($ x 1,000) (UNAUDITED)

SECURITY                                  SHARES           VALUE ($)
------------------------------------------------------------------------------
COMMON STOCKS - 87.9%

AUTOMOBILE MANUFACTURING - 3.4%
Peugeot Citroen                                800                34
Volkswagen AG                                1,500                70
                                                             ---------
                                                                 104

BANKS - 3.9%
Royal Bank of Scotland
   Group plc                                 4,800               117

BROADCASTING - 2.9%
News Corp. Ltd. (ADR)                        2,800                89

CHEMICALS - 3.1%
Shin-Etsu Chemical Co.                       2,600                93

COMMUNICATIONS EQUIPMENT - 2.9%
Ericsson AB, B shares                        7,800                42
Tandberg ASA(b)                              2,000                45
                                                             ---------
                                                                  87

CONSTRUCTION - 2.0%
Grupo Dragados SA                            4,500                60

DIVERSIFIED MANUFACTURING - 2.4%
Compagnie de Saint-Gobain                      300                46
Kubota Corp.                                10,000                26
                                                             ---------
                                                                  72

ENERGY & UTILITIES - 2.0%
Scottish Power plc                          11,082                61

FINANCIAL - DIVERSIFIED - 9.4%
Lloyds TSB Group plc                         5,994                65
Man Group plc                                2,600                45
National Australia Bank Ltd.                 7,950               129
UFJ Holdings, Inc.(b)                           21                46
                                                             ---------
                                                                 285

FOOD & BEVERAGES - 4.8%
Compass Group plc                            5,350                40
Parmalat Finanziaria SpA                    39,000               105
                                                             ---------
                                                                 145

HEALTH CARE - 10.1%
Altana AG                                    1,030                51
GlaxoSmithKline (ADR)                        3,000               150
H. Lunbeck A/S                               1,800                46
Sanofi-Synthelabo SA                           800                60
                                                             ---------
                                                                 307

INSURANCE - 7.2%
AXA (ADR)                                    2,000                42
CGNU plc                                     4,000                49
ING Groep NV                                 2,500                64
Royal & Sun Alliance
   Insurance Group plc                      11,000                63
                                                             ---------
                                                                 218

OFFICE EQUIPMENT & SUPPLIES - 2.9%
Canon, Inc. (ADR)                            2,500                88

REAL ESTATE INVESTMENT & MANAGEMENT - 0.9%
Sumitomo Realty &
   Development Co. Ltd.                      6,000                27

RETAIL - 8.6%
Delhaize - Le Lion SA                        1,000                52
Luxottica Group SpA                          1,900                31
Sonae SGPS SA                               75,406                54
Swatch Group AG(b)                           6,300               125
                                                             ---------
                                                                 262

SERVICES - 5.1%
Atos Origin SA(b)                              500                33
Toppan Printing Co. Ltd.                     3,000                28
Yamato Transport Co. Ltd.                    5,000                94
                                                             ---------
                                                                 155

TELECOMMUNICATIONS - 16.3%
France Telecom SA                            1,200                48
Nippon Telegraph &
   Telephone Corp.                              13                42
Nokia Oyj                                    5,600               145
Telecom Italia SpA                          10,000                53
Telefonica SA (ADR)(b)                       1,000                40
Vodafone Airtouch plc (ADR)                  6,400               165
                                                             ---------
                                                                 493
                                                             ---------
TOTAL COMMON STOCKS                                            2,663
Cost: $2,692


PREFERRED STOCKS - 2.0%


AUTOMOBILE MANUFACTURING - 2.0%
Porsche AG                                     160                61
Cost: $46


                              See Financial Notes

SECURITY                                       PRINCIPAL
  RATE, MATURITY DATE                          AMOUNT ($)     VALUE ($)
-----------------------------------------------------------------------
REPURCHASE AGREEMENTS - 10.9%

Fifth Third Bank, Inc.,
   1.47%, 01/02/02
   (collateralized by
   Federal Farm Credit
   security)                                      331               331
Cost: $331
                                                             ----------
TOTAL INVESTMENTS - 100.8%                                        3,055
Cost: $3,069(a)
LIABILITIES IN EXCESS OF
OTHER ASSETS - (0.8)%                                               (23)
                                                             ----------
NET ASSETS - 100.0%                                              $3,032
                                                             ==========


(a)  Aggregate cost for federal income tax purposes is substantially the same.
(b)  Non-income producing security.
     ADR - American Depositary Receipt

                               See Financial Notes

CITIZENS INTERNATIONAL GROWTH FUND
PORTFOLIO HOLDINGS -- AS OF DECEMBER 31, 2001  ($ x 1,000)
(UNAUDITED)

The fund's Portfolio Holdings as of December 31, 2001, were distributed among the following countries:


                                                         PERCENTAGE OF NET ASSETS*
                                               ----------------------------------------
                                                              SHORT-TERM
                                                  EQUITY        & OTHER          TOTAL
                                               ----------------------------------------
Australia                                         7.2%                          7.2%
Belgium                                           1.7%                          1.7%
Denmark                                           1.5%                          1.5%
Finland                                           4.8%                          4.8%
France                                            8.6%                          8.6%
Germany                                           6.0%                          6.0%
Italy                                             6.3%                          6.3%
Japan                                            14.8%                         14.8%
Netherlands                                       2.1%                          2.1%
Norway                                            1.5%                          1.5%
Portugal                                          1.8%                          1.8%
Spain                                             3.3%                          3.3%
Sweden                                            1.4%                          1.4%
Switzerland                                       4.1%                          4.1%
United Kingdom                                   24.8%                         24.8%
United States                                     0.0%          10.1%          10.1%
                                                 -----          -----         ------
                                                 89.9%          10.1%         100.0%


*Percentages are based on net assets of $3,031,674.


                              See Financial Notes

CITIZENS INTERNATIONAL GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES -- AS OF DECEMBER 31, 2001
(UNAUDITED)

ASSETS
   Investments, at value (cost $3,069,334)                           $     3,055,218
   Cash                                                                          762

   Receivables:
     Interest and dividends                                                    1,829
     Due from investment adviser                                               6,942
     Prepaid expenses                                                          7,357
                                                                      --------------
   Total assets                                                            3,072,108


LIABILITIES
   Payables:
     Administrative fees                                                       2,158
     Shareholder service fees                                                    949
     Distribution expenses                                                     2,537
     Other accrued expenses                                                   34,790
                                                                      --------------
   Total liabilities                                                          40,434
                                                                      --------------
   NET ASSETS (TOTAL ASSETS MINUS TOTAL LIABILITIES)                 $     3,031,674
                                                                      ==============


NET ASSETS

Standard Shares:
   Net assets                                                        $     3,031,674
   Number of shares outstanding                                              414,204
   Net asset value, offering and redemption price per share          $          7.32

Net assets consist of:
   Paid-in capital                                                   $     3,547,876
   Accumulated net investment loss                                           (12,715)
   Accumulated net realized losses on investments and
     foreign currency transactions                                          (489,365)
   Net unrealized depreciation on investments and
     foreign currencies                                                      (14,122)
                                                                      --------------
NET ASSETS                                                           $     3,031,674
                                                                      ==============



                               See Financial Notes

CITIZENS INTERNATIONAL GROWTH FUND
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS-- FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
(UNAUDITED)

INVESTMENT INCOME
   Interest                                                          $         7,275
   Dividend (net of withholding taxes of $825)                                12,722
                                                                      --------------
   Total investment income                                                    19,997


EXPENSES
   Investment management fees                                                 15,575
   Administrative fees                                                         2,000
   Distribution expenses                                                       3,708
   Shareholder service fees                                                      547
   Transfer agent fees                                                         3,893
   Accounting expenses                                                         3,485
   Custody expenses                                                           14,375
   Registration expenses                                                       9,587
   Other expenses                                                              2,870
                                                                      --------------
   Total expenses before reimbursements and credits                           56,040
   Reimbursements                                                            (28,593)
   Custody credits                                                                (5)
                                                                      --------------
   Net expenses                                                               27,442
NET INVESTMENT LOSS                                                  $        (7,445)
                                                                      --------------

REALIZED AND UNREALIZED GAINS/LOSSES FROM
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
   Realized losses on investments and foreign currency transactions   $     (388,015)
   Change in unrealized appreciation/depreciation on investments
     and foreign currencies                                                   53,696
                                                                      --------------
   Net realized and unrealized losses on investments and
     foreign currencies                                              $      (334,319)

CHANGE IN NET ASSETS FROM OPERATIONS                                 $      (341,764)
                                                                      ==============


                              See Financial Notes

CITIZENS INTERNATIONAL GROWTH FUND
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                        FOR THE SIX MONTHS ENDED      FROM 12/20/00(1)
                                                            12/31/01 (UNAUDITED)           TO 06/30/01
-------------------------------------------------------------------------------------------------------
OPERATIONS
   Net investment income/loss                               $       (7,445)            $         4,079
   Realized losses on investments and
     foreign currency transactions                                (388,015)                   (111,502)
   Change in unrealized appreciation/
     depreciation on investments and
     foreign currencies                                             53,696                     (67,818)
                                                              ----------------------------------------
   Net decrease in net assets from operations                     (341,764)                   (175,241)

Increase in net assets from
   capital transactions                                          1,736,166                   1,812,513

CHANGE IN NET ASSETS                                        $    1,394,402             $     1,637,272
                                                              ========================================


NET ASSETS
   Beginning of period                                           1,637,272                        --
                                                              ----------------------------------------
   End of period                                             $   3,031,674             $     1,637,272
                                                              ========================================
   Accumulated net investment loss                                 (12,715)                     (5,270)

(1) COMMENCEMENT OF OPERATIONS.


                               See Financial Notes

CITIZENS INTERNATIONAL GROWTH FUND
FINANCIAL HIGHLIGHTS


                             FOR THE SIX MONTHS ENDED         FROM 12/20/00(1)
STANDARD SHARES                   12/31/01 (UNAUDITED)          TO 06/30/01
-------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net asset value,
beginning of period                       8.22                      $10.00
Income/loss from
investment operations:
   Net investment
     income/loss                         (0.02)                       0.04(2)
   Net realized and
     unrealized losses
     from investments and
     foreign currencies                  (0.88)                      (1.82)
                                     ----------------------------------------
Total from
investment operations                    (0.90)                      (1.78)

Net asset value,
end of period                            $7.32                       $8.22
                                      =======================================
Total Return (%)                        (10.95)(3)                  (17.80)(3)


RATIOS AND
SUPPLEMENTAL DATA

Net assets, end of period
   ($ x 1,000)                          $3,032                      $1,637
Ratio of expenses to
   average net assets,
   net of reimbursement (%)               1.85(4)                     1.85(4)
Ratio of net investment income
   to average net assets (%)             (0.50)(4)                    0.86(4)
Ratio of expenses to
   average net assets prior
   to reimbursement (%)                   3.78(4)                    17.47(4)
Portfolio turnover rate (%)             102.19                       39.88


(1) COMMENCEMENT OF OPERATIONS.
(2) BASED ON AVERAGE SHARES OUTSTANDING.
(3) NOT ANNUALIZED.
(4) ANNUALIZED.

                                See Financial Notes

CITIZENS INCOME FUND


SHARE CLASS TICKER SYMBOL:
WAIMX

AVERAGE ANNUAL TOTAL RETURNS (%) as of December 31, 2001

                                                                               SINCE
                                  6 MONTHS       1 YEAR        5 YEARS       INCEPTION
---------------------------------------------------------------------------------------

STANDARD SHARES                   0.86           4.37           5.34          6.17

MANAGER COMMENTARY

The Citizens Income Fund, Standard shares, returned 0.86% for the six-month period ended December 31, 2001, lagging its benchmark the Lehman Brothers U.S. Aggregate Index, which returned 4.65%.

As most of us are painfully aware, the U.S. economy slowed appreciably in 2001. In fact, the Commerce Department reported that the U.S. economy actually contracted during the third quarter of the year. In response to the slower economy, the Federal Reserve (Fed) cut short-term interest rates aggressively all year. The Fed funds rate was reduced eleven times for a total of 4.75% during the year. The rapid decline in interest rates caused a dramatic steepening in the yield curve as short term interest rates dropped significantly. Consequently, this rapid decline in interest rates produced lower market yield levels for income investments.

While most of the cuts prior to September 11 were aimed at reviving a sluggish economy, the cuts after this date were designed to provide stability to the financial markets and prevent a recession from deepening. As yields declined in this environment, short-term followed by intermediate securities posted the largest percentage gains since both are more closely tied to Fed actions than are longer-term securities. The strategy of the fund was to take advantage of these issues as investors sought safety and higher quality names in the fixed income marketplace.

[SIDENOTE]

[PHOTO OF SUSAN KELLY]

SUSAN KELLY TEAM LEADER OF THE CITIZENS INCOME FUND SINCE DECEMBER 2000.

GOAL: Generate current income and pay a monthly dividend

STRATEGY: Invests mainly in bonds and mortgage-backed securities.

INCEPTION DATE:
Standard Shares
06/10/92

The fund was positioned accordingly as exposure to services, financials, and consumer products helped performance. For the six-months ended December 31, 2001, strategic positions in Safeway, Kroger and Citigroup all proved to be the high quality investment grade credits people were seeking in order to ride out the turbulence in the marketplace. Also, the use of our in-house fundamental social and environmental screens helped the fund limit its exposure to the airlines and tourism sectors which were dramatically affected by the terrorist attacks.

The fund was negatively affected by performance in the telecommunications, energy and retail sectors. Within telecommunications, continued worries about heavy debt loads and concerns over execution in a slowing economy affected bond prices and credit quality. In addition, the high yield market continued to suffer during the six-month period negatively affecting the fund. A strategy of decreasing exposure to this area, especially in the telecommunications sector, initiated early in the first quarter of 2001, lessened the negative impact it could have had on the fund. Positions in Nextel Communications as well as other communications services companies hurt performance.

Although U.S. equity and bond markets were impacted in the third and fourth quarters by dismal economic news, increased layoffs and disappointing earnings reports, we believe 2002 should be different. Looking ahead, the investment management team anticipates corporate spreads contracting over the near term. Also, we believe the Fed should be discontinuing its easing policy over the near term and move toward a more neutral bias over the next year. Within this environment, we tend to believe that investment grade corporates will outperform as corporate earnings improve and investors seek out better risk/reward characteristics in their portfolios. We anticipate being fully invested in this market and plan to focus on the attractive investment grade universe.


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN CITIZENS FUNDS MUTUAL FUNDS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COSTS. FEE WAIVERS HAVE BEEN INSTITUTED IN THE PAST TO MAINTAIN EXPENSE LIMITS, WITHOUT WHICH RETURNS WOULD HAVE BEEN LOWER.

THE LEHMAN BROTHERS U.S. AGGREGATE INDEX IS AN UNMANAGED INDEX OF TAXABLE, INVESTMENT GRADE FIXED-INCOME SECURITIES, INCLUDING GOVERNMENT, CORPORATE, MORTGAGE AND ASSET-BACKED SECURITIES. DIRECT INVESTMENT CANNOT BE MADE IN THIS INDEX.

CITIZENS INCOME FUND PORTFOLIO HOLDINGS -- AS OF DECEMBER 31, 2001 ($ x 1,000) (UNAUDITED)

SECURITY                 PRINCIPAL
  RATE, MATURITY DATE     AMOUNT($) VALUE($)
--------------------------------------------
CORPORATE BONDS - 88.4%

AUTOMOTIVE RENTALS - 2.6%
Hertz Corp.,
   7.40%, 03/01/11          2,000   1,930

BANKS - 6.3%
Abbey National plc,
   6.70%, 06/29/49            680     659
Bank One Corp.,
   5.90%, 11/15/11          2,000   1,931
First Republic Bank of
   San Francisco,
   7.75%, 09/15/12          1,250   1,096
Sovereign Bancorp, Inc.,
   10.50%, 11/15/06         1,000   1,075
                                   ------
                                    4,761

BROADCASTING - 6.0%
Adelphia Communications Corp.,
   9.50%, 02/15/04            171     168
Chancellor Media Corp.,
   8.00%, 11/01/08            500     520
   8.75%, 06/15/07          1,000   1,039
Comcast Corp.,
   7.63%, 04/15/08            750     791
   9.63%, 03/15/02            500     506
Rogers Communications, Inc.,
   9.13%, 01/15/06            500     505
Univison Communication, Inc.,
   7.85%, 07/15/11          1,000   1,011
                                  -------
                                    4,540

COMMERCIAL SERVICES - 1.2%
United Rentals, Inc., Series B,
   9.50%, 06/01/08            900     900

COMMUNICATIONS EQUIPMENT - 5.2%
MasTec, Inc.,
   7.75%, 02/01/08          1,000     835
Nextel Communications, Inc.
   (Step bond, coupon
   9.75% after 10/31/02),
   0.00%, 10/31/07          1,000     715
Nextel Communications, Inc.,
   12.00%, 11/01/08           500     443
Qwest Capital Funding,
   7.25%, 02/15/11          2,000   1,948
                                  -------
                                    3,941

COMPUTERS - 1.4%
Computer Sciences Corp.,
   7.38%, 06/15/11          1,000   1,041

CONSUMER FINANCE - 9.0%
American Express Co.,
   5.50%, 09/12/06          2,000   2,003
American General Finance, Inc.,
   7.50%, 08/11/10          1,000   1,097
Countrywide Capital,
   5.25%, 06/15/04            500     507
   8.00%, 12/15/26            250     245
Household Finance Co.,
   6.38%, 10/15/11          1,000     968
John Deere Capital Corp.,
   5.13%, 10/19/06          2,000   1,946
                                  -------
                                    6,766

DATA PROCESSING - MANAGEMENT - 1.3%
First Data Corp.,
   5.63%, 11/01/11          1,000     956

ENERGY & UTILITIES - 7.8%
Calpine Corp.,
   8.50%, 02/15/11          1,000     910
   8.63%, 08/15/10          1,000     908
El Paso Corp.,
   8.05%, 10/15/30          2,000   2,052
Williams Cos., Inc.,
   7.13%, 09/01/11          2,000   1,964
                                  -------
                                    5,834

ENTERTAINMENT - 4.4%
AOL Time Warner, Inc.,
   6.75%, 04/15/11            500     512
   9.13%, 01/15/13          1,400   1,660
Viacom, Inc.,
   7.88%, 07/30/30          1,000   1,104
                                  -------
                                    3,276

FINANCIAL - DIVERSIFIED - 3.5%
Citigroup, Inc.,
   6.50%, 01/18/11          1,000   1,029
   7.25%, 10/01/10          1,000   1,072
Credit Suisse First Boston,
   7.90%, 05/29/49            500     520
                                  -------
                                    2,621



                               See Financial Notes

SECURITY                 PRINCIPAL
  RATE, MATURITY DATE     AMOUNT($) VALUE($)
--------------------------------------------
FOODS - 5.7%
Kellogg Co.,
   7.45% 04/01/31           2,000   2,148
PepsiAmericas, Inc.,
   5.95%, 02/15/06          1,000   1,013
Whitman Corp.,
   6.38%, 05/01/09          1,155   1,152
                                  -------
                                    4,313

HEALTH CARE - 2.7%
Apogent Technologies, Inc.,
   8.00%, 04/01/11          1,000   1,051
Bristol-Myers Squibb Co.,
   5.75%, 10/01/11          1,000     991
                                  -------
                                    2,042

HOME BUILDING - 4.0%
Pulte Corp.,
   8.13%, 03/01/11          2,000   1,976
Toll Corp.,
   8.75%, 11/15/06          1,000   1,020
                                  -------
                                    2,996

HOTELS - 2.7%
Marriott International,
   7.00%, 01/15/08          2,000   2,012

INVESTMENT BANKING & BROKERAGE - 2.7%
The Goldman Sachs Group, Inc.,
   6.88%, 01/15/11          2,000   2,048

REAL ESTATE - 4.8%
Archstone Communities Trust,
   7.90%, 02/15/16            500     496
CP Limited Partnership,
   7.13%, 11/01/11          1,000     969
Property Trust of America,
   6.88%, 02/15/08            875     869
Weingarten Realty Investors,
   6.88%, 06/25/27          1,300   1,302
                                  -------
                                    3,636

RETAIL - 14.4%
Buhrmann U.S., Inc.,
   12.25%, 11/01/09           750     750
The Gap, Inc.,
   5.63%, 05/01/03          1,000     907
Home Depot, Inc.,
   5.38%, 04/01/06          2,000   2,036
Kroger Co.,
   6.80%, 04/01/11          1,000   1,026
   8.64%, 07/02/12            652     705
Safeway, Inc.,
   6.50%, 03/01/11          1,000   1,020
   7.50%, 09/15/09          1,000   1,083
Target Corp.,
   7.00%, 07/15/31          1,000   1,051
Tricon Global Restaurants,
   8.88%, 04/15/11          2,000   2,135
                                  -------
                                   10,713

TELECOMMUNICATIONS - 2.7%
WorldCom, Inc.,
   7.50%, 05/15/11          2,000   2,057
                                  -------
TOTAL CORPORATE BONDS              66,383
Cost: $66,136


U.S. GOVERNMENT AGENCY
OBLIGATIONS - 6.0%


FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 4.3%
   5.25%, 06/15/06          2,000   2,035
   6.50%, 12/01/28            245     247
   7.00%, 01/01/30            952     971
                                  -------
                                    3,253


                               See Financial Notes

SECURITY                 PRINCIPAL
  RATE, MATURITY DATE     AMOUNT($) VALUE($)
--------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.7%
   6.00%, 08/15/08             59      61
   6.00%, 03/15/29            693     682
   7.00%, 04/15/07             41      43
   7.00%, 03/15/22             14      15
   7.00%, 10/15/22            131     135
   7.00%, 06/15/23            102     105
   8.00%, 12/15/21             25      27
   8.00%, 05/15/22             58      62
   8.00%, 09/15/22             17      18
   8.50%, 06/15/21              9      10
   9.00%, 05/15/09             46      50
   9.00%, 02/15/17             20      22
   9.00%, 11/15/20              6       7
   9.50%, 03/15/17             23      26
   9.50%, 09/15/17              9      10
                                  -------
                                    1,273
                                  -------
TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS                  4,526
Cost: $4,368


U.S. TREASURY NOTES - 1.3%

   5.00%, 08/15/11          1,000     998
Cost: $1,003

SECURITY                   SHARES   VALUE($)
--------------------------------------------
CONVERTIBLE PREFERRED STOCK - 0.9%


COMMERCIAL SERVICES - 0.3%
United Rentals Trust,
   Inc.(b),(c)              7,200     248

REAL ESTATE - 0.6%
Equity Office Properties
   Trust(b)                10,000     454
                                  -------
TOTAL CONVERTIBLE PREFERRED STOCK     702
Cost: $860

PREFERRED STOCK - 0.9%


COMMUNICATIONS EQUIPMENT - 0.9%
Broadwing
   Communications, Inc.     1,000     650
Cost: $1,097


                               See Financial Notes

SECURITY                 PRINCIPAL
  RATE, MATURITY DATE     AMOUNT($) VALUE($)
--------------------------------------------
MUNICIPAL NOTES AND BONDS - 1.3%
Government of Quebec,
   6.13%, 01/22/11          1,000   1,007
Cost: $992

REPURCHASE AGREEMENTS - 0.2%

Fifth Third Bank, Inc.,
   1.47%, 01/02/02
   (collateralized by
   Federal Home Loan
   Mortgage Corporation
   security)                  126     126
Cost: $126
                                  -------
TOTAL INVESTMENTS - 99.0%          74,392
Cost: $74,582(a)
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.0%                    748
                                  -------
NET ASSETS - 100.0%               $75,140
                                  =======

(a) Aggregate cost for federal income tax purposes is substantially the same.
(b) Non-income producing security.
(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

                               See Financial Notes
                                       64

CITIZENS INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES -- AS OF DECEMBER 31, 2001
(UNAUDITED)>

ASSETS

   Investments, at value (cost $74,581,731)                              $74,392,217

   Receivables:
     Interest and dividends                                                1,391,369
                                                                         ------------
   Total assets                                                           75,783,586


LIABILITIES

-------------------------------------------------------------------------------------------------

   Payables:
     Dividends to shareholders                                               313,068
     Investment management fees                                              167,201
     Administrative fees                                                      26,864
     Shareholder service fees                                                  8,263
     Distribution expenses                                                    64,309
     Other accrued expenses                                                   63,962
                                                                         ------------
   Total liabilities                                                         643,667
                                                                         ------------


   NET ASSETS (TOTAL ASSETS MINUS TOTAL LIABILITIES)                     $75,139,919
                                                                         ===========


NET ASSETS
-------------------------------------------------------------------------------------------------

Standard Shares:
   Net assets                                                            $75,139,919
   Number of shares outstanding                                            7,458,318
   Net asset value, offering and redemption price per share              $     10.07

Net assets consist of:
   Paid-in capital                                                       $79,390,566
   Accumulated net investment income                                          13,677
   Dividends in excess of accumulated realized gains/losses               (4,074,810)
   Net unrealized depreciation on investments                               (189,514)
-------------------------------------------------------------------------------------------------
NET ASSETS                                                               $75,139,919
                                                                         ===========


                           See Financial Notes
                                  65

CITIZENS INCOME FUND
STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
(UNAUDITED)

INVESTMENT INCOME
-------------------------------------------------------------------------------------------------
   Interest                                                               $2,683,958
   Dividend                                                                   87,325
                                                                          ----------
   Total investment income                                                 2,771,283


EXPENSES
-------------------------------------------------------------------------------------------------
   Investment management fees                                                250,112
   Administrative fees                                                        40,410
   Distribution expenses                                                      96,197
   Shareholder service fees                                                   15,289
   Transfer agent fees                                                        52,789
   Accounting expenses                                                        17,752
   Custody expenses                                                            4,720
   Other expenses                                                             33,915
                                                                          ----------
   Total expenses before credits                                             511,184
   Custody credits                                                               (44)
                                                                          ----------
   Net expenses                                                              511,140

NET INVESTMENT INCOME                                                     $2,260,143
                                                                          ----------


REALIZED AND UNREALIZED GAINS/LOSSES FROM INVESTMENTS
-------------------------------------------------------------------------------------------------
   Realized losses on investments                                        $(2,826,456)
   Change in unrealized appreciation/depreciation on investments           1,095,654
                                                                         -----------
   Net realized and unrealized losses on investments                     $ (1,730,802)
CHANGE IN NET ASSETS FROM OPERATIONS                                     $    529,341
                                                                         ============


                          See Financial Notes
                                  66

CITIZENS INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                          FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
OPERATIONS                                     12/31/01 (UNAUDITED)             06/30/01
-------------------------------------------------------------------------------------------------
   Net investment income                            $    2,260,143   $     4,341,651
   Realized losses on investments                       (2,826,456)         (797,240)
   Change in unrealized
     appreciation/depreciation on investments            1,095,654         1,339,273
                                                    --------------------------------------------
   Net increase in net assets from operations              529,341         4,883,684


DIVIDENDS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------
   From net investment income                           (2,243,178)       (4,472,803)
   From net realized gains on investments                       --           (26,275)
                                                    --------------------------------------------
   Total dividends                                      (2,243,178)       (4,499,078)

Increase in net assets from
   capital transactions                                  5,214,394         9,419,256

CHANGE IN NET ASSETS                                $    3,500,557   $     9,803,862
                                                    =============================================

NET ASSETS
-------------------------------------------------------------------------------------------------
   Beginning of period                                  71,639,362        61,835,500
                                                    --------------------------------------------
   End of period                                    $   75,139,919   $    71,639,362
                                                    =============================================

   Accumulated net investment income/loss                   13,677            (3,288)

                               See Financial Notes

CITIZENS INCOME FUND
FINANCIAL HIGHLIGHTS



                   FOR THE SIX MONTHS ENDED                FOR THE YEARS ENDED
STANDARD SHARES         12/31/01 (UNAUDITED) 06/30/01 06/30/00  06/30/99  06/30/98  06/30/97
-------------------------------------------------------------------------------------------------
SELECTED
PER SHARE DATA
-------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                 $10.28    $10.20    $10.51    $11.03    $10.56    $10.28

Income/loss from
investment operations:

   Net investment income              0.30      0.68      0.65      0.59      0.60      0.67
   Net realized and
     unrealized gains/losses
     from investments                (0.21)     0.10     (0.32)    (0.50)     0.49      0.28
                                   --------------------------------------------------------------
Total from

investment operations                 0.09      0.78      0.33      0.09      1.09      0.95

Less dividends
to shareholders:
   From net investment income        (0.30)    (0.70)    (0.63)    (0.59)    (0.60)    (0.67)
   From net realized gains              --        --(1)  (0.01)    (0.02)    (0.02)       --
                                   --------------------------------------------------------------
Total dividends                      (0.30)    (0.70)    (0.64)    (0.61)    (0.62)    (0.67)
                                   --------------------------------------------------------------
Net asset value,
end of period                        $10.07   $10.28    $10.20    $10.51    $11.03    $10.56
                                   ===============================================================
Total Return (%)                       0.86(2)  7.87      3.35      0.78     10.49      9.57


 RATIOS AND
 SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------

Net assets, end of period
   ($ x 1,000)                     $75,140      $71,639      $61,836      $62,837      $51,366      $33,230
Ratio of expenses to
   average net assets,
   net of reimbursement (%)           1.33(3)      1.40         1.45         1.45         1.74         1.41
Ratio of net investment income
   to average net assets (%)          5.87(3)      6.55         6.34         5.50         5.55         6.44
Ratio of expenses to
   average net assets prior
   to reimbursement (%)               1.33(3)      1.48         1.47         1.49         1.86         1.47
Portfolio turnover rate (%)          13.48        60.53        52.96        44.07        80.14        64.56

(1) LESS THAN $0.005 PER SHARE.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.


                              See Financial Notes

CITIZENS  MONEY MARKET  FUND

SHARE CLASS TICKER SYMBOLS:
STANDARD            INSTITUTIONAL
WKAXX         WAIXX



AVERAGE ANNUAL TOTAL RETURNS (%) as of December 31, 2001

               7 Day
              Simple    6       1       5      10       Since
               Yield  Months   Year    Years  Years   Inception
----------------------------------------------------------------
STANDARD
   SHARES      1.24     1.17    3.45   4.36    3.96      4.11(1)
INSTITUTIONAL
   SHARES      1.48     1.29    3.66   4.81    N/A       4.85


(1) Return since 01/01/91. The inception date for the Citizens Money Market Fund, Standard shares, is August 30, 1983. Complete data for the periods prior to 1991 is not available.

MANAGER COMMENTARY
For the six-month period ended December 31, 2001, the Citizens Money Market Fund, Standard shares, returned 1.17%. The main influence on the money market arena during this period was the Federal Reserve (Fed) as it continued its easing policy that it started in the beginning of the year. The Fed funds rate dropped from 3.75% to 1.75% in a strategy to make more money available for consumers and businesses to keep them spending.

The Fed cut rates eleven times in 2001 in an effort to stop the economy from falling into a recession. As it appeared that the first seven rate cuts were starting to work, the tragic attacks of September 11 occurred. These attacks worsened a slowdown in business activity, in addition to a general recession that probably began in March as some economists have asserted. This spectacular easing of rates had a dramatic effect on the 7 day yield of the Citizens Money Market Fund, Standard shares, as it dropped from 3.35% on June 29, 2001, to 1.24% on December 31, 2001.


[SIDENOTE]

[PHOTO OF SUSAN KELLY]

SUSAN KELLY
TEAM LEADER OF THE CITIZENS MONEY MARKET FUND SINCE MARCH 2000.

GOAL: Current income consistent with safety and liquidity

STRATEGY: Invests exclusively in money market instruments.

INCEPTION DATES:

Standard Shares

08/30/83

Institutional Shares

02/01/96

The fund's strategy during the six-month period was to take advantage of higher quality credit issues in the commercial paper market in order to avoid the potential blow-ups in a slowing economy. The fund had shortened its average maturity versus its peers since June. Consequently, this strategy changed as the Fed remained ready to lower interest rates further and provide additional liquidity to help bolster the financial markets in the aftermath of September
11. As of December 31, 2001, the average maturity of the fund was 48 days.

The money market yield curve has steepened dramatically in relation to the end of the third quarter. During the fourth quarter of 2001, the yield curve did not disappoint -- signs of recovery were apparent as the market began to rally. Looking ahead, we believe the Fed should be letting up on its easing policy over the near term and move toward a more neutral bias. We anticipate yields potentially increasing over 2001, as spreads have tightened considerably toward the end of the quarter. In the meantime, the fund will continue to invest in what we believe to be the highest quality and best yielding names.


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN CITIZENS FUNDS MUTUAL FUNDS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COSTS. FEE WAIVERS HAVE BEEN INSTITUTED IN THE PAST TO MAINTAIN EXPENSE LIMITS, WITHOUT WHICH RETURNS WOULD HAVE BEEN LOWER.

INVESTMENTS IN THE CITIZENS MONEY MARKET FUND ARE NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

CITIZENS MONEY MARKET FUND PORTFOLIO HOLDINGS -- AS OF DECEMBER 31, 2001 ($ x 1,000) (UNAUDITED)


SECURITY                 PRINCIPAL
  RATE, MATURITY DATE     AMOUNT($) VALUE($)
--------------------------------------------
COMMERCIAL PAPER - 83.9%
Abbey National Bank,
   2.02%, 02/01/02          5,000   4,991
American Express Corp.,
   2.02%, 01/15/02          4,980   4,976
Atlantis One Funding Corp.,
   2.44%, 02/01/02          4,306   4,297
Banc One Corp.,
   1.94%, 01/16/02          6,559   6,553
Bank of New York Co., Inc.,
   2.00%, 01/28/02          2,467   2,463
Bear Stearns Co.,
   1.85%, 03/12/02          6,255   6,233
Blue Ridge Asset,
   1.90%, 01/14/02          1,864   1,863
BMW USA Capital Corp.,
   1.83%, 01/07/02          4,991   4,989
Canadian Wheat Board,
   2.38%, 02/04/02          5,404   5,392
Centric Capital Corp.,
   1.91%, 02/28/02          3,996   3,984
Charta Corp.,
   2.10%, 01/30/02          6,189   6,179
Cooperative Association
   of Tractor Dealers,
   2.07%, 04/30/02          3,000   2,979
Fountain Square
   Commercial Funding,
   1.80%, 01/02/02          3,521   3,521
   1.92%, 03/01/02          2,579   2,571
Galaxy Funding, Inc.,
   2.38%, 01/18/02          6,500   6,493
General Reinsurance,
   2.18%, 02/28/02          3,500   3,488
The Goldman
   Sachs Group, Inc.,
   2.05%, 01/04/02          5,327   5,326
Household Finance Corp.,
   2.35%, 01/24/02          5,103   5,096
ING America Insurance,
   1.80%, 03/06/02          5,503   5,486
International Business
   Machines,
   1.88%, 01/03/02          4,986   4,985
McGraw-Hill
   Companies, Inc.,
   1.89%, 03/22/02          5,981   5,956
Mid States Federal Credit
   Union Corp.,
   1.87%, 01/17/02          4,000   3,997
New York Times Co.,
   1.92%, 01/15/02          1,078   1,077
Nicor, Inc.,
   3.28%, 04/01/02          5,446   5,401
Quincy Capital Corp.,
   1.75%, 01/25/02          4,866   4,860
Rabo Bank USA
   Financial Corp.,
   1.80%, 01/14/02          4,389   4,386
Stellar Funding Group, Inc.,
   2.13%, 01/31/02          4,418   4,410
Verizon Global
   (Bell Atlantic
   Financial Service),
   2.42%, 02/05/02          3,764   3,755
                                  -------
TOTAL COMMERCIAL PAPER            125,707
Cost: $125,707


CERTIFICATES OF DEPOSIT - 9.0%

City National Bank of
   New Jersey,
   4.95%, 03/20/02(b)         100     100
Independence Federal
   Savings Bank,
   5.30%, 03/30/02(b)         100     100
Mercantile Safe
   Deposit and Trust,
   2.00%, 05/16/02          5,000   5,000
Self Help Credit Union,
   2.00%, 03/16/02(b)         100     100
South Shore Bank of Chicago,
   1.80%, 03/18/02(b)         100     100
UBS Finance Corp.,
   3.81%, 07/29/02          5,000   5,000
Wilmington Trust Corp.,
   3.74%, 04/02/02          3,000   3,000
                                  -------
TOTAL CERTIFICATES OF DEPOSIT      13,400
Cost: $13,400


                               See Financial Notes

SECURITY                 PRINCIPAL
  RATE, MATURITY DATE     AMOUNT($) VALUE($)
--------------------------------------------
MUNICIPAL NOTES - 3.1%

Genesse County Michigan,
   2.12%, 01/03/02(c)         817     817
Los Angeles California
   Community
   Redevelopment Agency,
   2.10%, 01/02/02(c)         300     300
New York State Housing
   Finance Agency,
   2.00%, 01/02/02(c)       3,500   3,500
                                  -------
TOTAL MUNICIPAL NOTES               4,617
Cost: $4,617


CORPORATE BONDS - 3.0%

Pelican Capital LLC,
   2.20%, 01/03/02(c)         625     625
Redding Life Care LLC,
   1.95%, 01/02/02(c)       3,800   3,800
                                  -------
TOTAL CORPORATE BONDS
Cost: $4,425                        4,425
                                  -------
TOTAL INVESTMENTS - 99.0%         148,149
Cost: $148,149(a)

OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.0%                  1,460
                                  -------
NET ASSETS - 100.0%              $149,609
                                 ========



(a) Represents cost and value for financial reporting and federal income tax purposes.

(b) These securities are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trust's Board of Trustees.

(c) Variable rate security. The rate presented represents the rate in effect at December 31, 2001.


                              See Financial Notes

CITIZENS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES -- AS OF DECEMBER 31, 2001
(UNAUDITED)

ASSETS
-------------------------------------------------------------------------------------------------
   Investments, at value (cost $148,148,733)                         $   148,148,733
   Cash                                                                    1,784,108

   Receivables:
     Interest                                                                172,621
   Prepaid expenses                                                           24,153
                                                                         -----------
   Total assets                                                          150,129,615


LIABILITIES
-------------------------------------------------------------------------------------------------

   Payables:
     Dividends to shareholders                                               174,486
     Investment management fees                                              178,094
     Administrative fees                                                      47,544
     Shareholder service fees                                                 14,731
     Other accrued expenses                                                  105,765
                                                                             -------
   Total liabilities                                                         520,620
                                                                             -------


   NET ASSETS (TOTAL ASSETS MINUS TOTAL LIABILITIES)                 $   149,608,995
                                                                     ===============


NET ASSETS
-------------------------------------------------------------------------------------------------
Standard Shares:
   Net assets                                                        $   114,989,383
   Number of shares outstanding                                          115,057,589
   Net asset value, offering and redemption price per share          $          1.00

Institutional Shares:
   Net assets                                                        $    34,619,612
   Number of shares outstanding                                           34,619,984
   Net asset value, offering and redemption price per share          $          1.00

Net assets consist of:
   Paid-in capital                                                   $   149,611,342
   Accumulated net investment income                                           6,736
   Accumulated net realized losses on investments                             (9,083)
                                                                     ---------------
NET ASSETS                                                           $   149,608,995
                                                                     ===============


                              See Financial Notes

CITIZENS MONEY MARKET FUND
STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
(UNAUDITED)

INVESTMENT INCOME
-------------------------------------------------------------------------------------------------
   Interest                                                          $     2,445,627

EXPENSES
-------------------------------------------------------------------------------------------------
   Investment management fees                                                266,196
   Administrative fees                                                        77,484
   Shareholder service fees:
     Standard shares                                                          38,927
     Institutional shares                                                        355
   Transfer agent fees:
     Standard shares                                                         119,548
     Institutional shares                                                      4,781
   Accounting expenses                                                        25,129
   Custody expenses                                                            7,980
   Other expenses                                                             87,203
                                                                     ---------------
   Total expenses before credits                                             627,603
   Custody credits                                                              (140)
                                                                     ---------------
   Net expenses                                                              627,463

NET INVESTMENT INCOME                                                $     1,818,164
                                                                     ---------------
CHANGE IN NET ASSETS FROM OPERATIONS                                 $     1,818,164
                                                                     ===============


                              See Financial Notes

CITIZENS MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS

                                            FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
OPERATIONS                                    12/31/01 (UNAUDITED)             06/30/01
-------------------------------------------------------------------------------------------------
   Net investment income                            $    1,818,164          $     7,275,997
                                                    ---------------------------------------------
   Net increase in net assets from operations            1,818,164                7,275,997


DIVIDENDS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------
   From net investment income:
     Standard shares                                    (1,401,757)              (5,930,489)
     Institutional shares                                 (400,769)              (1,363,493)
                                                    ---------------------------------------------
   Total dividends                                      (1,802,526)              (7,293,982)

Increase in net assets from
   capital transactions                                  4,907,123                8,633,649

CHANGE IN NET ASSETS                                $    4,922,761          $     8,615,664
                                                    =============================================


NET ASSETS
-------------------------------------------------------------------------------------------------
   Beginning of period                                 144,686,234              136,070,570
                                                    ---------------------------------------------
   End of period                                    $  149,608,995          $   144,686,234
                                                    =============================================

   Accumulated net investment income                         6,736                       --




                              See Financial Notes

CITIZENS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS



                        FOR THE SIX MONTHS ENDED                FOR THE YEARS ENDED
STANDARD SHARES              12/31/01 (UNAUDITED) 06/30/01 06/30/00  06/30/99  06/30/98 06/30/97
-------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net asset value,
beginning of period                       $1.00     $1.00     $1.00     $1.00     $1.00     $1.00

Income from
investment operations:

   Net investment income                   0.01      0.05      0.05      0.04      0.05      0.04
Less dividends
to shareholders:
   From net investment income             (0.01)    (0.05)    (0.05)    (0.04)    (0.05)    (0.04)
                                      ------------------------------------------------------------
Net asset value,
end of period                             $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
                                      ------------------------------------------------------------
Total Return (%)                           1.17(1)   5.23      4.67      4.07      4.54      4.30


RATIOS AND
SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------

Net assets, end of period
   ($ x 1,000)                         $114,979   $117,211 $112,700  $105,740  $103,597   $85,179
Ratio of expenses to
   average net assets,
   net of reimbursement (%)               0.87(2)     0.89     1.17      1.19      1.21     1.25
Ratio of net investment income
   to average net assets (%)              2.35(2)     5.08     4.59      4.00      4.46     4.23
Ratio of expenses to
   average net assets prior
   to reimbursement (%)                   0.87(2)     0.89     1.18      1.24      1.23     1.39


(1) NOT ANNUALIZED.
(2) ANNUALIZED.

                              See Financial Notes

                         FOR THE SIX MONTHS ENDED            FOR THE YEARS ENDED
INSTITUTIONAL SHARES        12/31/01 (UNAUDITED)  06/30/01 06/30/00  06/30/99  06/30/98 06/30/97
-------------------------------------------------------------------------------------------------
SELECTED
  PER SHARE DATA
-------------------------------------------------------------------------------------------------
Net asset value,
beginning of period             $1.00               $1.00    $1.00     $1.00     $1.00    $1.00
Income from
investment operations:
   Net investment income         0.01                0.05     0.05      0.05      0.05     0.05
Less dividends
to shareholders:
   From net investment income   (0.01)              (0.05)   (0.05)    (0.05)    (0.05)   (0.05)
                               ------------------------------------------------------------------
Net asset value,
end of period                   $1.00               $1.00    $1.00     $1.00     $1.00    $1.00
                               ------------------------------------------------------------------
Total Return (%)                 1.29(1)             5.43     5.04      4.58      5.23     5.01

 RATIOS AND
 SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period
   ($ x 1,000)                 $34,620            $27,475  $23,370   $22,464   $18,178  $17,504
Ratio of expenses to
   average net assets,
   net of reimbursement (%)       0.64(2)            0.70     0.81      0.70      0.56     0.60
Ratio of net investment income
   to average net assets (%)      2.54(2)            5.22     4.93      4.47      5.11     4.92
Ratio of expenses to
   average net assets prior
   to reimbursement (%)           0.64(2)            0.70     0.82      0.70      0.56     0.60

(1) NOT ANNUALIZED.
(2) ANNUALIZED.

                              See Financial Notes

Financial Notes(1)

ORGANIZATION

The Citizens Core Growth Fund, Citizens Emerging Growth Fund, Citizens Small Cap Core Growth Fund, Citizens Global Equity Fund, Citizens International Growth Fund, Citizens Income Fund and Citizens Money Market Fund (individually a "fund", collectively the "funds") are each a series of shares of beneficial interest of Citizens Funds (the "Trust"). The Trust is organized as a Massachusetts Business Trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

The Citizens Core Growth Fund, Citizens Emerging Growth Fund and Citizens Global Equity Fund currently offer three classes of shares: Standard shares, Institutional shares and Administrative shares. The Citizens Money Market Fund offers two classes of shares: Standard shares and Institutional shares. The Citizens Small Cap Core Growth Fund, Citizens International Growth Fund and Citizens Income Fund offer one class of shares: Standard shares. Each class of shares in the funds has identical rights and privileges except with respect to fees paid under class specific agreements, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION
Equity securities are valued at the last sale price on the primary exchange on which such securities are traded or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are valued, or lacking any sales, at the last available bid price for domestic securities and halfway between the bid and ask price for international securities. Fixed income investments generally are valued at the bid price for securities. Short-term securities are valued at amortized cost. Securities may also be valued on the basis of valuations furnished by a pricing service that uses both dealer-supplied valuations and valuations based upon analysis of market data or other factors if these valuations are believed to more accurately reflect the fair value of such securities. Use of a pricing service has been approved by the Trust's Board of Trustees. Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sales) are valued at fair value, using procedures determined in good faith by the Board of Trustees.

Investments of the Money Market Fund are valued at amortized cost, which approximates market value.

(1) UNAUDITED

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on the identified cost basis, unless otherwise specified. Interest income is recorded on an accrual basis and includes, where applicable, the amortization or accretion of a premium or discount. Dividend income is recorded on the ex-dividend date.

FOREIGN CURRENCY TRANSLATION
The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current rate of exchange. Purchases and sales of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. The changes in foreign exchange rates on investments are not isolated on the Statement of Operations. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

FOREIGN CURRENCY CONTRACTS
The Citizens Global Equity Fund and Citizens International Growth Fund use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract's terms. The U.S. dollar value of foreign currency contracts is determined using the contractual currency exchange rates established at the time of each trade.

REPURCHASE AGREEMENTS
It is the funds' policy to receive collateral securities of which the value, including accrued interest, is at least equal to 102% of the amount to be repaid to the funds under each agreement at its maturity.

RESTRICTED SECURITIES
The funds are permitted to invest in privately placed securities. These securities may be resold in transactions exempt from registration, or to the public, if the securities are registered under the Securities Act of 1933. Disposal of these securities may involve time-consuming negotiations and expense, and the prompt sale at an acceptable price may be difficult. Restricted securities (excluding Rule 144A issues) are valued at their fair value in good faith under consistently applied procedures approved by the Board of Trustees. Restricted securities held at the end of the period are presented at the end of the funds' Portfolio Holdings.

DIVIDENDS TO SHAREHOLDERS
The Citizens Core Growth Fund, Citizens Emerging Growth Fund, Citizens Small Cap Core Growth Fund, Citizens Global Equity Fund and Citizens International Growth Fund declare and distribute dividends from net investment income, if any, to shareholders annually. The Citizens Income Fund declares and distributes dividends from net investment income to shareholders monthly. Dividends from net investment income for the Citizens Money Market Fund are declared daily and paid monthly. The funds' net realized gains, if any, are distributed to shareholders at least annually.

Additional dividends may also be paid to the funds' shareholders to the extent necessary to avoid federal excise tax on certain undistributed income and net realized gains.

The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified to capital; temporary differences do not require reclassification.

FEDERAL INCOME TAXES
Each fund is a separate taxable entity for federal tax purposes. Each fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended and distribute substantially all of their taxable net investment income and net realized gains, if any, to their shareholders.

FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT MANAGEMENT FEE
Citizens Advisers, Inc. (the "Adviser") serves as Adviser to each of the funds. Under the terms of the management contract, the Adviser is paid a fee at least semi-annually. The fee is computed daily based on an annual rate for each fund's average daily net assets. Those rates are as follows:

                                FEE RATE
----------------------------------------

CITIZENS CORE GROWTH FUND         0.50%

CITIZENS EMERGING GROWTH FUND     1.00%

CITIZENS SMALL CAP
CORE GROWTH FUND                  0.50%

CITIZENS GLOBAL EQUITY FUND       1.00%

CITIZENS INTERNATIONAL
GROWTH FUND                       1.05%

CITIZENS INCOME FUND              0.65%

CITIZENS MONEY MARKET FUND        0.35%


Seneca Capital Management LLC serves as the Sub-Adviser for the Citizens Emerging Growth Fund. State Street Global Advisors Funds Management, Inc. serves as the interim Sub-Adviser for the Citizens Global Equity Fund and Citizens International Growth Fund. For their services, the Sub-Advisers receive fees computed daily based on an annual rate for each fund's average daily net assets, paid by the Adviser as follows:

FEE RATE
--------------------------------------------------------------------------------

CITIZENS EMERGING GROWTH FUND
         0.35% of the first $100 million
         0.25% thereafter

CITIZENS GLOBAL EQUITY FUND
         0.35% of the first $500 million
         0.25% thereafter

CITIZENS INTERNATIONAL GROWTH FUND
         0.40% of the first $500 million
         0.30% thereafter

DISTRIBUTION FEE
Citizens Securities, Inc. (the "Distributor") is a wholly owned subsidiary of the Adviser and serves as the funds' Distributor. Pursuant to Rule 12b-1 under the 1940 Act, the Trust's shareholders have adopted a separate distribution plan with respect to the funds' Standard and Administrative shares pursuant to which the funds compensate the Distributor for services.

ADMINISTRATIVE AND SHAREHOLDER SERVICE FEES
The Adviser, with whom certain officers and trustees are affiliated, performs administrative duties for the Trust under a separate administrative contract, which provides for the reimbursement of out of pocket expenses as well as fees for services rendered. In accordance with the terms of the administrative contract, fees and expenses are accrued daily and paid at least semi-annually based on average daily net assets of each fund of 0.10%.

In addition, Citizens Securities, Inc., a wholly owned subsidiary of the Adviser, provides a number of administrative services to the Trust relating primarily to shareholder services and communications, and is paid an account fee for providing such services and communications for each of the individual funds with the exception of the Citizens Core Growth Fund, Standard shares. The
Citizens Core Growth Fund, Standard shares, may be charged a shareholder service fee of up to 0.35% based on the average daily net assets of the class. For the six months ended December 31, 2001, a fee of 0.25% was charged.

TRANSFER AGENCY AND FUND ACCOUNTING
BISYS Fund Services Ohio, Inc. provides transfer agency and fund accounting services to the funds pursuant to certain fee arrangements.

Transfer agent fees also include the cost of services rendered by third parties to provide sub-transfer agency services.

CUSTODY

Fifth Third Bank acts as custodian for the funds. Included in the statement of operations under the caption "Custody credits" is an expense offset arising from credits on cash balances maintained on deposit.

TRUSTEE FEES
Certain officers and trustees of the Trust are "interested persons," as defined in the 1940 Act, of the Adviser. Currently, each Trustee who is not an "interested person" receives an annual retainer of $10,000 and $1,000 for each day's attendance at a Trustee meeting. The independent Trustees have elected a Lead Independent Trustee who receives an annual retainer of $15,000.

FEE REDUCTIONS AND REIMBURSEMENTS
The Adviser has agreed to limit the total expenses, exclusive of taxes, brokerage commissions and extraordinary expenses for certain classes of all funds as follows:

                                EXPENSE
         CLASS                 LIMITATION
--------------------------------------------------------------------------------

CITIZENS CORE GROWTH FUND
         Standard                  1.34%
         Institutional             0.68%
         Administrative            0.94%


                                EXPENSE
         CLASS                 LIMITATION
--------------------------------------------------------------------------------

CITIZENS EMERGING GROWTH FUND
         Institutional             1.30%
         Administrative            1.55%

CITIZENS SMALL CAP CORE GROWTH FUND
         Standard                  1.34%

CITIZENS GLOBAL EQUITY FUND
         Standard                  2.05%
         Institutional             1.39%
         Administrative            1.68%

CITIZENS INTERNATIONAL GROWTH FUND
         Standard                  1.85%

CITIZENS INCOME FUND
         Standard   1.40% of the first $100
                    million of assets and
                    1.25% thereafter

CITIZENS MONEY MARKET FUND
         Standard   1.50% of the first $40
                    million of assets and
                    1.00% thereafter

In addition, the Adviser voluntarily waived 0.10% of its fee for the Citizens Emerging Growth Fund when the fund's monthly average net assets exceeded $100 million.

INVESTMENT TRANSACTIONS
The following summarizes purchases and sales of investment securities, other than short-term investments, by fund for the six months ended December 31, 2001:

             PURCHASES             SALES
--------------------------------------------------------------------------------

CITIZENS CORE GROWTH FUND
            $ 173,086,276  $ 177,376,460

CITIZENS EMERGING GROWTH FUND
              246,091,317    265,917,320

CITIZENS SMALL CAP CORE GROWTH FUND
               19,469,903     16,634,477

CITIZENS GLOBAL EQUITY FUND
              193,458,106    205,354,626

CITIZENS INTERNATIONAL GROWTH FUND
                4,069,487      2,448,451

CITIZENS INCOME FUND
               15,976,358      9,949,309

CAPITAL SHARES
At December 31, 2001, there were an unlimited amount of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the funds are as follows:



                                                      CITIZENS                                           CITIZENS
                                                  CORE GROWTH FUND                                   EMERGING GROWTH FUND
                               -------------------------------------------------      --------------------------------------------
                               FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED      FOR THE SIX MONTHS ENDED  FOR THE YEAR ENDED
                                 12/31/01 (UNAUDITED)               06/30/01             12/31/01 (UNAUDITED)       06/30/01
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Standard Shares
  Proceeds from shares issued       $19,984,953                     $80,342,163             $27,375,876         $194,694,798
  Dividends reinvested                     --                        26,784,064                    --             80,827,110
  Cost of shares redeemed           (38,349,798)                   (110,065,557             (41,267,179)        (123,004,883)
                                    ------------------------------------------------------------------------------------------------
Total                               (18,364,845)                     (2,939,330)            (13,891,303)         152,517,025
                                    ------------------------------------------------------------------------------------------------
Institutional Shares
  Proceeds from shares issued        15,733,594                      69,197,244               2,635,226           19,973,104
  Dividends reinvested                     --                         8,934,541                    --              1,470,740
  Cost of shares redeemed           (20,226,833)                    (73,194,017)             (5,780,998)          (3,183,812)
                                    ------------------------------------------------------------------------------------------------
Total                                (4,493,239)                      4,937,768              (3,145,772)          18,260,032
                                    ------------------------------------------------------------------------------------------------
Administrative Shares
  Proceeds from shares issued           533,015                       2,484,203               3,947,934           13,034,591
  Dividends reinvested                     --                            13,867                    --                288,057
  Cost of shares redeemed               (55,963)                       (446,339)             (3,360,058)          (1,366,450)
                                    ------------------------------------------------------------------------------------------------
Total                                   477,052                       2,051,731                 587,876           11,956,198
                                    ------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS FROM
CAPITAL TRANSACTIONS               $(22,381,032)                     $4,050,169              $(16,449,199)      $182,733,255
                                    ================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
 SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------

Standard Shares
  Issued                                 985,715                      2,984,345                 2,072,165          7,812,227
  Reinvested                                --                        1,124,438                      --            4,317,687
  Redeemed                            (1,925,591)                    (4,193,703)               (3,118,173)        (5,706,805)
                                    ------------------------------------------------------------------------------------------------
Net change                              (939,876)                       (84,920)               (1,046,008)         6,423,109
                                    ------------------------------------------------------------------------------------------------
Institutional Shares
  Issued                                 953,259                      3,112,763                   195,579            842,712
  Reinvested                                --                          463,891                      --               77,941
  Redeemed                            (1,261,122)                    (3,469,747)                 (425,551)          (172,178)
                                    ------------------------------------------------------------------------------------------------
Net change                              (307,863)                       106,907                  (229,972)           748,475
                                    ------------------------------------------------------------------------------------------------
Administrative Shares
  Issued                                  26,250                        105,701                   292,987            658,676
  Reinvested                                --                              580                      --               15,314
  Redeemed                                (2,857)                       (18,728)                 (245,783)           (75,948)
                                    ------------------------------------------------------------------------------------------------
Net change                                23,393                         87,553                    47,204            598,042
                                    ------------------------------------------------------------------------------------------------
CHANGE IN SHARES FROM
SHARE TRANSACTIONS                    (1,224,346)                       109,540                (1,228,776)         7,769,626
                                    ================================================================================================


                                                      CITIZENS                                           CITIZENS
                                            SMALL CAP CORE GROWTH FUND                              GLOBAL EQUITY FUND
                               -------------------------------------------------      --------------------------------------------
                               FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED      FOR THE SIX MONTHS ENDED  FOR THE YEAR ENDED
                                 12/31/01 (UNAUDITED)               06/30/01             12/31/01 (UNAUDITED)       06/30/01
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Standard Shares
  Proceeds from shares issued       $6,107,109                       $9,819,118             $121,857,735        $375,727,602
  Dividends reinvested                    --                             21,004                     --            22,794,698
  Cost of shares redeemed           (3,034,613)                      (1,009,625)            (152,195,991)      (368,618,733)
                                    ------------------------------------------------------------------------------------------------
Total                                3,072,496                        8,830,497              (30,338,256)         29,903,567
                                    ------------------------------------------------------------------------------------------------
Institutional Shares
  Proceeds from shares issued             --                               --                 30,464,919          20,093,233
  Dividends reinvested                    --                               --                       --               766,899
  Cost of shares redeemed                 --                               --                (30,943,778)        (10,748,327)
                                    ------------------------------------------------------------------------------------------------
Total                                     --                               --                   (478,859)         10,111,805
                                    ------------------------------------------------------------------------------------------------
Administrative Shares
  Proceeds from shares issued             --                               --                  1,059,462           2,636,637
  Dividends reinvested                    --                               --                       --               106,163
  Cost of shares redeemed                 --                               --                   (476,719)           (283,189)
                                    ------------------------------------------------------------------------------------------------
Total                                     --                               --                    582,743           2,459,611
                                    ------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS FROM
CAPITAL TRANSACTIONS                $3,072,496                       $8,830,497             $(30,234,372)        $42,474,983
                                    ================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
 SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Standard Shares
  Issued                               635,955                          987,958                7,575,110          14,982,702
  Reinvested                              --                              2,478                     --             1,034,712
  Redeemed                            (331,468)                        (109,487)              (9,413,491)        (14,953,031)
                                    ------------------------------------------------------------------------------------------------
Net change                             304,487                          880,949               (1,838,381)          1,064,383
                                    ------------------------------------------------------------------------------------------------
Institutional Shares
  Issued                                  --                               --                  1,894,765             995,885
  Reinvested                              --                               --                       --                34,623
  Redeemed                                --                               --                 (1,909,444)           (554,752)
                                    ------------------------------------------------------------------------------------------------
Net change                                --                               --                    (14,679)            475,756
                                    ------------------------------------------------------------------------------------------------
Administrative Shares
  Issued                                  --                               --                     64,605             102,373
  Reinvested                              --                               --                       --                 4,806
  Redeemed                                --                               --                    (29,498)            (12,086)
                                    ------------------------------------------------------------------------------------------------
Net change                                --                               --                     35,107              95,093
                                    ------------------------------------------------------------------------------------------------
CHANGE IN SHARES FROM
SHARE TRANSACTIONS                     304,487                          880,949               (1,817,953)          1,635,232
                                    ================================================================================================


                                                      CITIZENS                                           CITIZENS
                                              INTERNATIONAL GROWTH FUND                                 INCOME FUND
                               --------------------------------------------------     ----------------------------------------------
                               FOR THE SIX MONTHS ENDED         FROM 12/20/00(1)         FOR THE SIX MONTHS      FOR THE YEAR
                                 12/31/01 (UNAUDITED)              TO 06/30/01        ENDED 12/31/01 (UNAUDITED) ENDED 06/30/01
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Standard Shares
  Proceeds from shares issued       $2,362,660                       $1,856,746             $16,557,459          $34,375,480
  Dividends reinvested                    --                               --                 2,075,728            3,602,960
  Cost of shares redeemed             (626,494)                         (44,233)            (13,418,793)         (28,559,184)
                                    ------------------------------------------------------------------------------------------------
Total                                1,736,166                        1,812,513               5,214,394            9,419,256
                                    ------------------------------------------------------------------------------------------------
Institutional Shares
  Proceeds from shares issued             --                               --                      --                   --
  Dividends reinvested                    --                               --                      --                   --
  Cost of shares redeemed                 --                               --                      --                   --
                                    ------------------------------------------------------------------------------------------------
Total                                     --                               --                      --                   --
                                    ------------------------------------------------------------------------------------------------
Administrative Shares
  Proceeds from shares issued             --                               --                      --                   --
  Dividends reinvested                    --                               --                      --                   --
  Cost of shares redeemed                 --                               --                      --                   --
                                    ------------------------------------------------------------------------------------------------
Total                                     --                               --                      --                   --
                                    ------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS FROM
CAPITAL TRANSACTIONS                $1,736,166                       $1,812,513              $5,214,394            $9,419,256
                                    ================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
 SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Standard Shares
  Issued                               300,837                          203,925               1,593,615             3,307,637
  Reinvested                              --                               --                   199,567               348,700
  Redeemed                             (85,767)                          (4,791)             (1,300,862)           (2,752,037)
                                    ------------------------------------------------------------------------------------------------
Net change                             215,070                          199,134                 492,320               904,300
                                    ------------------------------------------------------------------------------------------------
Institutional Shares
  Issued                                  --                               --                      --                    --
  Reinvested                              --                               --                      --                    --
  Redeemed                                --                               --                      --                    --
                                    ------------------------------------------------------------------------------------------------
Net change                                --                               --                      --                    --
                                    ------------------------------------------------------------------------------------------------
Administrative Shares
  Issued                                  --                               --                      --                    --
  Reinvested                              --                               --                      --                    --
  Redeemed                                --                               --                      --                    --
                                    ------------------------------------------------------------------------------------------------
Net change                                --                               --                      --                    --
                                    ------------------------------------------------------------------------------------------------
CHANGE IN SHARES FROM
SHARE TRANSACTIONS                     215,070                          199,134                 492,320               904,300
                                    ================================================================================================

(1) Commencement of operations.


                                                      CITIZENS
                                                 MONEY MARKET FUND
                               ---------------------------------------------------
                               FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                                 12/31/01 (UNAUDITED)               06/30/01
----------------------------------------------------------------------------------
CAPITAL TRANSACTIONS
----------------------------------------------------------------------------------
Standard Shares
  Proceeds from shares issued       $ 65,135,422                    $ 157,470,019
  Dividends reinvested                 1,570,096                        5,465,621
  Cost of shares redeemed            (68,939,645)                    (158,410,585)
                                    ----------------------------------------------
Total                                 (2,234,127)                       4,525,055
                                    ----------------------------------------------
Institutional Shares
  Proceeds from shares issued         11,203,240                       17,033,778
  Dividends reinvested                   431,454                        1,256,229
  Cost of shares redeemed             (4,493,444)                     (14,181,413)
                                    ----------------------------------------------
Total                                  7,141,250                        4,108,594
                                    ----------------------------------------------
Administrative Shares
  Proceeds from shares issued               --                               --
  Dividends reinvested                      --                               --
  Cost of shares redeemed                   --                               --
                                    ----------------------------------------------
Total                                       --                               --
                                    ----------------------------------------------
CHANGE IN NET ASSETS FROM
CAPITAL TRANSACTIONS                $  4,907,123                    $   8,633,649
                                    ==============================================
----------------------------------------------------------------------------------
SHARE TRANSACTIONS
----------------------------------------------------------------------------------
Standard Shares
  Issued                              65,124,392                      157,423,456
  Reinvested                           1,570,106                        5,465,621
  Redeemed                           (68,939,054)                    (158,410,585)
                                    ----------------------------------------------
Net change                            (2,244,556)                       4,478,492
                                    ----------------------------------------------
Institutional Shares
  Issued                              11,213,876                       17,023,142
  Reinvested                             431,454                       1,256,229
  Redeemed                            (4,493,444)                    (14,181,413)
                                    ----------------------------------------------
Net change                             7,151,886                       4,097,958
                                    ----------------------------------------------
Administrative Shares
  Issued                                    --                              --
  Reinvested                                --                              --
  Redeemed                                  --                              --
                                    ----------------------------------------------
Net change                                  --                              --
                                    ----------------------------------------------
CHANGE IN SHARES FROM
SHARE TRANSACTIONS                     4,907,330                       8,576,450
                                    ==============================================

VOTING RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

A special meeting of the shareholders of Citizens Funds was held on May 21, 2001. Certain proposals for certain funds were adjourned until July 3, 2001. At the meeting held on July 3, 2001, the following actions were taken.

AUTHORIZATION OF TRUSTEES TO ADOPT AN AMENDED AND RESTATED DECLARATION OF TRUST
                                                                          BROKER
                                     FOR        AGAINST     ABSTAIN      NON-VOTE
----------------------------------------------------------------------------------
Citizens Emerging Growth Fund     7,868,170     776,430     504,699     1,976,121
Citizens Global Equity Fund       5,633,521     437,327     460,096     1,278,081
AMENDED AND RESTATED MANAGEMENT AGREEMENT
                                                                          BROKER
                                     FOR        AGAINST     ABSTAIN      NON-VOTE
----------------------------------------------------------------------------------
Citizens Emerging Growth Fund     7,839,896     774,844     534,559     1,976,121
Citizens Global Equity Fund       5,453,100     491,567     586,277     1,278,081
AMENDED AND RESTATED DISTRIBUTION PLAN
                                                                          BROKER
STANDARD SHARES                      FOR        AGAINST     ABSTAIN      NON-VOTE
----------------------------------------------------------------------------------
Citizens Core Growth Fund         7,026,668     681,006     417,939     1,800,745
Citizens Emerging Growth Fund     6,767,247     706,531     545,554     1,938,839
Citizens Global Equity Fund       5,323,297     431,878     593,527     1,233,808
                                                                          BROKER
ADMINISTRATIVE SHARES                FOR        AGAINST     ABSTAIN      NON-VOTE
----------------------------------------------------------------------------------
Citizens Core Growth Fund                33         -0-         -0-           -0-
Citizens Emerging Growth Fund       260,745         -0-         -0-           -0-
Citizens Global Equity Fund              32         -0-         -0-           -0-
REMOVAL OF FUNDAMENTAL RESTRICTION ON CHANGING INVESTMENT OBJECTIVE
WITHOUT SHAREHOLDERS APPROVAL
                                                                          BROKER
                                     FOR        AGAINST     ABSTAIN      NON-VOTE
----------------------------------------------------------------------------------
Citizens Emerging Growth Fund     7,679,194     909,061     561,045     1,976,121
Citizens Global Equity Fund       5,395,386     600,619     534,938     1,278,081

CHANGE IN FUNDAMENTAL RESTRICTION ON LENDING
                                                                          BROKER
                                     FOR        AGAINST     ABSTAIN      NON-VOTE
----------------------------------------------------------------------------------
Citizens Emerging Growth Fund     7,799,817     784,682     564,801     1,976,121
Citizens Global Equity Fund       5,432,790     562,484     535,671     1,278,081
CHANGE IN FUNDAMENTAL RESTRICTION ON ISSUING SENIOR SECURITIES
                                                                          BROKER
                                     FOR        AGAINST     ABSTAIN      NON-VOTE
----------------------------------------------------------------------------------
Citizens Emerging Growth Fund     7,823,832     760,667     564,801     1,976,121
Citizens Global Equity Fund       5,463,926     531,816     535,202     1,278,081
CHANGE IN FUNDAMENTAL RESTRICTION ON BORROWING
                                                                          BROKER
                                     FOR        AGAINST     ABSTAIN      NON-VOTE
----------------------------------------------------------------------------------
Citizens Emerging Growth Fund     7,801,750     781,730     565,820     1,976,121
Citizens Global Equity Fund       5,424,964     570,309     535,671     1,278,081
REMOVAL OF FUNDAMENTAL RESTRICTION ON INVESTING IN SINGLE ISSUERS
                                                                          BROKER
                                     FOR        AGAINST     ABSTAIN      NON-VOTE
----------------------------------------------------------------------------------
Citizens Emerging Growth Fund     7,798,211     786,111     564,977     1,976,121
Citizens Global Equity Fund       5,448,198     547,090     535,657     1,278,081
CHANGE IN FUNDAMENTAL RESTRICTION ON UNDERWRITING SECURITIES
                                                                          BROKER
                                     FOR        AGAINST     ABSTAIN      NON-VOTE
----------------------------------------------------------------------------------
Citizens Emerging Growth Fund     7,827,490     755,778     566,032     1,976,121
Citizens Global Equity Fund       5,469,110     526,052     535,782     1,278,081
CHANGE IN FUNDAMENTAL RESTRICTION ON CONCENTRATION
                                                                          BROKER
                                     FOR        AGAINST     ABSTAIN      NON-VOTE
----------------------------------------------------------------------------------
Citizens Emerging Growth Fund     7,780,273     804,050     564,977     1,976,121
Citizens Global Equity Fund       5,443,854     551,888     535,202     1,278,081
CHANGE IN FUNDAMENTAL RESTRICTION ON REAL ESTATE, OIL, GAS AND MINERAL INTERESTS
                                                                          BROKER
                                     FOR        AGAINST     ABSTAIN      NON-VOTE
----------------------------------------------------------------------------------
Citizens Emerging Growth Fund     7,755,066     820,898     573,336     1,976,121
Citizens Global Equity Fund       5,434,169     559,293     537,482     1,278,081

CHANGE IN FUNDAMENTAL RESTRICTION ON ILLIQUID SECURITIES
                                                                          BROKER
                                     FOR        AGAINST     ABSTAIN      NON-VOTE
----------------------------------------------------------------------------------
Citizens Emerging Growth Fund     7,803,345     781,153     564,801     1,976,121
Citizens Global Equity Fund       5,434,216     561,210     535,518     1,278,081
REMOVAL OF FUNDAMENTAL RESTRICTION ON LENDING SECURITIES
                                                                          BROKER
                                     FOR        AGAINST     ABSTAIN      NON-VOTE
----------------------------------------------------------------------------------
Citizens Emerging Growth Fund     7,822,507     761,072     565,721     1,976,121
Citizens Global Equity Fund       5,458,664     536,030     536,251     1,278,081
REMOVAL OF FUNDAMENTAL RESTRICTION ON CONTROL AND MANAGEMENT OF OTHER COMPANIES
                                                                          BROKER
                                     FOR        AGAINST     ABSTAIN      NON-VOTE
----------------------------------------------------------------------------------
Citizens Emerging Growth Fund     7,829,325     756,239     563,736     1,976,121
Citizens Global Equity Fund       5,457,296     538,130     535,518     1,278,081
REMOVAL OF FUNDAMENTAL RESTRICTION ON BUYING OR HOLDING SECURITIES OWNED BY
TRUSTEES, DIRECTORS OR OFFICERS OF THE FUNDS.
                                                                          BROKER
                                     FOR        AGAINST     ABSTAIN      NON-VOTE
----------------------------------------------------------------------------------
Citizens Emerging Growth Fund     7,759,214     824,825     565,260     1,976,121
Citizens Global Equity Fund       5,414,068     581,051     535,825     1,278,081
REMOVAL OF FUNDAMENTAL RESTRICTION ON TRADING ACCOUNT IN SECURITIES
                                                                          BROKER
                                     FOR        AGAINST     ABSTAIN      NON-VOTE
----------------------------------------------------------------------------------
Citizens Emerging Growth Fund     7,856,793     724,165     568,342     1,976,121
Citizens Global Equity Fund       5,461,593     531,076     538,276     1,278,081
REMOVAL OF FUNDAMENTAL RESTRICTION ON INVESTING IN COMPANIES IN OPERATION LESS
THAN 3 YEARS
                                                                          BROKER
                                     FOR        AGAINST     ABSTAIN      NON-VOTE
----------------------------------------------------------------------------------
Citizens Global Equity Fund       5,439,221     554,988     536,736     1,278,081
AUTHORIZING TRUSTEES TO SELECT AND CHANGE INVESTMENT SUBADVISERS AND ENTER INTO
SUBADVISORY AGREEMENTS WITHOUT SHAREHOLDER APPROVAL
                                                                          BROKER
                                     FOR        AGAINST     ABSTAIN      NON-VOTE
----------------------------------------------------------------------------------
Citizens Emerging Growth Fund     8,066,561     643,184     439,555     1,976,121
Citizens Global Equity Fund       5,496,733     651,787     382,425     1,278,081

At Citizens Funds, we want our investors to know how much we value their business. That's why we offer a comprehensive range of services that includes everything from attentive telephone representatives to an informative web site.

A FULL RANGE OF NO-LOAD
MUTUAL FUNDS*
Citizens Core Growth Fund(SM)
Citizens Emerging Growth Fund(R)
Citizens Small Cap Core Growth Fund(SM)
Citizens Value Fund(SM)
Citizens Global Equity Fund(R)
Citizens International Growth Fund(SM)
Citizens Income Fund(R)
Citizens Money Market Fund(SM)

FREE EXCHANGES BETWEEN
CITIZENS FUNDS
You can move your money easily and
without penalty from any one of our
funds to another.

INDIVIDUAL RETIREMENT PLANS (IRA)
We offer investors the opportunity to invest in a variety of IRAs, including Traditional, Roth and Rollover. Citizens Funds are also available for 401(k), 403(b), SEP and SIMPLE retirement plans.

AUTOMATIC INVESTMENT PLAN
Invest automatically on a monthly or
quarterly basis with payroll deduction or electronic transfer from your bank.

UNPARALLELED CUSTOMER SERVICE
Our representatives are well-trained
professionals whose goal is to satisfy
most requests during the first phone call.

Representatives are available from
9 a.m. to 6 p.m. (ET) Monday -- Friday
at 800.223.7010.

www.citizensfunds.com

Our web site offers daily fund prices and performance, fund and manager profiles, fund prospectuses and applications, shareholder activism updates, online account access and transactions and much more.

INTELLIGENT COMMUNICATIONS
Citizens Funds pioneered the plain
English prospectus well before it became the standard for the rest of the mutual fund industry. We try to bring that same spirit of innovation, plain-speak and respect for our shareholders to all our communications, including:

- Quarterly statements (monthly for
  money market shareholders)

- Shareholder newsletters

*ALTHOUGH CITIZENS FUNDS ARE NO-LOAD, CERTAIN FEES AND EXPENSES DO APPLY TO A CONTINUED INVESTMENT IN THE FUNDS AND ARE DESCRIBED IN THE PROSPECTUS.

INVESTMENTS IN THE CITIZENS EMERGING GROWTH FUND AND CITIZENS SMALL CAP CORE GROWTH FUND INVOLVE UNIQUE RISKS, AS SMALL- AND MEDIUM-SIZED COMPANIES MAY HAVE INEXPERIENCED MANAGEMENT, A LIMITED PRODUCT LINE, A DIFFICULT TIME OBTAINING FINANCING OR MARKET SHARE, AND THEIR SHARES MAY BE MORE VOLATILE AND NOT TRADED AS FREQUENTLY OR IN AS LARGE A VOLUME AS LARGER COMPANIES.

INVESTMENTS IN THE CITIZENS GLOBAL EQUITY FUND AND INTERNATIONAL GROWTH FUND INVOLVE RISKS OF INVESTING IN FOREIGN MARKETS, INCLUDING POLITICAL INSTABILITY AND CURRENCY RISKS, EXCESSIVE TAXATION, DIFFERENT FINANCIAL AND AUDITING STANDARDS, INCREASED MARKET VOLATILITY AND OTHER FACTORS.

INVESTMENTS IN THE CITIZENS MONEY MARKET FUND ARE NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

TRUSTEES:
Judy Belk
Walter D. Bristol, Jr.
Sophia Collier
Jeannie H. Diefenderfer
Pablo S. Eisenberg
Orlando Hernandez
Mitchell A. Johnson
Martha S. Pope
John L. Shields

DISTRIBUTOR:
Citizens Securities, Inc.
230 Commerce Way
Portsmouth, NH 03801
(800) 223-7010
(603) 436-5152

MANAGER:
Citizens Advisers, Inc.
230 Commerce Way
Portsmouth, NH 03801
(800) 223-7010
(603) 436-5152

CUSTODIAN:
Fifth Third Bank
Cincinnati, OH 45263

TRANSFER AND
ACCOUNTING AGENT:
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL:
Bingham Dana LLP
Boston, MA 02110

INDEPENDENT AUDITORS:
PricewaterhouseCoopers LLP
Columbus, OH 43215

                          CITIZENS FUND [LOGO]
Citizens Funds are available through such popular mutual fund supermarkets as
                Charles Schwab's Mutual Fund OneSource(R)
               and Fidelity Investments' FundsNetwork(R).

                Citizens Funds(R) and Citizens Index(SM) are trademarks of Citizens Advisers, Inc.

     This report is intended for shareholders of Citizens Funds and is not authorized for distribution to other persons unless accompanied or preceded by a prospectus.

           Printed on recycled paper with soy-based inks.             SAR 12/01